Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ivy Funds
Entity Central Index Key	0000883622
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Delaware Ivy Mid Cap Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	IGRFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 35	0.69%
*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 6,674,049,585
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 20,036,342
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 6,674,049,585
Total number of portfolio holdings	66
Total advisory fees paid	$ 20,036,342
Portfolio turnover rate	19%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	25.82%
Healthcare	20.20%
Industrials	18.53%
Consumer Discretionary	14.39%
Financials	8.19%
Communication Services	4.74%
Real Estate	3.74%
Consumer Staples	2.34%
Materials	1.56%

Top 10 equity holdings
CoStar Group	3.74%
Floor & Decor Holdings Class A	2.68%
Trade Desk Class A	2.54%
MarketAxess Holdings	2.52%
Monolithic Power Systems	2.52%
IDEXX Laboratories	2.31%
Pinterest Class A	2.21%
Pool	2.17%
HEICO Class A	2.10%
Veeva Systems Class A	2.06%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
CoStar Group	3.74%
Floor & Decor Holdings Class A	2.68%
Trade Desk Class A	2.54%
MarketAxess Holdings	2.52%
Monolithic Power Systems	2.52%
IDEXX Laboratories	2.31%
Pinterest Class A	2.21%
Pool	2.17%
HEICO Class A	2.10%
Veeva Systems Class A	2.06%

Delaware Ivy Smid Cap Core Fund - Class I
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Smid Cap Core Fund
Class Name	Class I
Trading Symbol	IVVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Smid Cap Core Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 46	0.89%
*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 352,906,045
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 1,047,484
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 352,906,045
Total number of portfolio holdings	128
Total advisory fees paid	$ 1,047,484
Portfolio turnover rate	8%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net ass ets
of the Fund.
Sector allocation
Finance	14.50%
Technology	13.88%
Healthcare	13.19%
Capital Goods	11.90%
Real Estate Investment Trusts	7.51%
Basic Materials	7.25%
Business Services	5.16%
Energy	4.86%
Consumer Discretionary	4.27%
Credit Cyclicals	3.71%

Top 10 equity holdings
East West Bancorp	1.58%
Chesapeake Energy	1.47%
Boise Cascade	1.39%
Carlisle	1.35%
Casey's General Stores	1.34%
Liberty Energy	1.34%
Webster Financial	1.33%
Stifel Financial	1.33%
Steven Madden	1.30%
Guidewire Software	1.30%

Largest Holdings [Text Block]
Top 10 equity holdings
East West Bancorp	1.58%
Chesapeake Energy	1.47%
Boise Cascade	1.39%
Carlisle	1.35%
Casey's General Stores	1.34%
Liberty Energy	1.34%
Webster Financial	1.33%
Stifel Financial	1.33%
Steven Madden	1.30%
Guidewire Software	1.30%

Delaware Real Estate Securities Fund - Class R
Shareholder Report [Line Items]
Fund Name	Delaware Real Estate Securities Fund
Class Name	Class R
Trading Symbol	IRSRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Real Estate Securities Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 78	1.45%
*	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.45%	[1]
Net Assets	$ 114,688,210
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 243,597
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 114,688,210
Total number of portfolio holdings	32
Total advisory fees paid	$ 243,597
Portfolio turnover rate	22%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
REIT Healthcare	18.38%
REIT Data Center	16.76%
REIT Retail	14.38%
REIT Multifamily	11.23%
REIT Industrial	10.89%
REIT Single Family	6.53%
REIT Self-Storage	4.91%
REIT Specialty	4.60%
REIT Diversified	3.20%
REIT Hotel	2.36%

Top 10 eq
ui
ty holdings
Equinix	13.07%
Welltower	11.94%
Public Storage	4.91%
Agree Realty	4.84%
AvalonBay Communities	4.74%
VICI Properties	4.61%
Prologis	4.25%
Invitation Homes	4.04%
Alexandria Real Estate Equities	3.71%
Digital Realty Trust	3.69%

Largest Holdings [Text Block]
Top 10 eq
ui
ty holdings
Equinix	13.07%
Welltower	11.94%
Public Storage	4.91%
Agree Realty	4.84%
AvalonBay Communities	4.74%
VICI Properties	4.61%
Prologis	4.25%
Invitation Homes	4.04%
Alexandria Real Estate Equities	3.71%
Digital Realty Trust	3.69%

Delaware Ivy International Core Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Delaware Ivy International Core Equity Fund
Class Name	Class A
Trading Symbol	IVIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy International Core Equity Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 53	1.03%
*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%	[1]
Net Assets	$ 1,616,067,129
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 4,539,354
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,616,067,129
Total number of portfolio holdings	58
Total advisory fees paid	$ 4,539,354
Portfolio turnover rate	41%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
France	12.31%
Japan	11.92%
Germany	11.12%
China	8.99%
United Kingdom	7.85%
India	6.86%
Netherlands	6.82%
South Korea	4.43%
Brazil	4.41%
Taiwan	4.24%

Sector allocation
Financials	19.85%
Industrials	15.30%
Consumer Discretionary	14.08%
Information Technology	14.08%
Healthcare	12.13%
Communication Services	9.03%
Consumer Staples	6.98%
Materials	3.41%
Energy	2.62%
Utilities	1.36%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.24%
MercadoLibre	3.37%
SAP	2.95%
Airbus	2.67%
KB Financial Group	2.57%
Thales	2.56%
Sea ADR	2.46%
Banco Bilbao Vizcaya Argentaria	2.40%
HDFC Bank	2.36%
Deutsche Telekom	2.27%

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.24%
MercadoLibre	3.37%
SAP	2.95%
Airbus	2.67%
KB Financial Group	2.57%
Thales	2.56%
Sea ADR	2.46%
Banco Bilbao Vizcaya Argentaria	2.40%
HDFC Bank	2.36%
Deutsche Telekom	2.27%

Delaware Ivy Mid Cap Income Opportunities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Mid Cap Income Opportunities Fund
Class Name	Class I
Trading Symbol	IVOIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 43	0.83%
*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[1]
Net Assets	$ 1,128,335,560
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 3,527,477
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,128,335,560
Total number of portfolio holdings	35
Total advisory fees paid	$ 3,527,477
Portfolio turnover rate	15%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets
of the Fund.
Sector allocation
Industrials	31.27%
Consumer Discretionary	19.68%
Materials	14.05%
Financials	8.57%
Information Technology	8.43%
Healthcare	5.65%
Consumer Staples	5.62%
Real Estate	5.49%

Top 10 equity holdings
L3Harris Technologies	2.91%
Extra Space Storage	2.89%
Tractor Supply	2.89%
First American Financial	2.88%
Levi Strauss & Co. Class A	2.87%
Broadridge Financial Solutions	2.87%
Arthur J Gallagher & Co.	2.86%
Rollins	2.86%
Stanley Black & Decker	2.86%
TE Connectivity	2.86%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance
purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
L3Harris Technologies	2.91%
Extra Space Storage	2.89%
Tractor Supply	2.89%
First American Financial	2.88%
Levi Strauss & Co. Class A	2.87%
Broadridge Financial Solutions	2.87%
Arthur J Gallagher & Co.	2.86%
Rollins	2.86%
Stanley Black & Decker	2.86%
TE Connectivity	2.86%

Delaware Ivy Small Cap Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	IRGFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Small Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000
investment
)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 38	0.76%
*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 1,308,789,809
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 4,463,165
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,308,789,809
Total number of portfolio holdings	77
Total advisory fees paid	$ 4,463,165
Portfolio turnover rate	33%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	24.45%
Information Technology	22.93%
Industrials	21.78%
Consumer Discretionary	12.74%
Financials	7.86%
Materials	3.75%
Consumer Staples	2.72%
Communication Services	1.76%
Energy	1.61%

Top 10 equity holdings
CyberArk Software	3.87%
Parsons	3.13%
Federal Signal	3.02%
ATI	2.95%
Clean Harbors	2.72%
Varonis Systems	2.41%
Verra Mobility	2.24%
Integer Holdings	2.23%
Red Rock Resorts Class A	2.13%
Vericel	2.08%

Largest Holdings [Text Block]
Top 10 equity holdings
CyberArk Software	3.87%
Parsons	3.13%
Federal Signal	3.02%
ATI	2.95%
Clean Harbors	2.72%
Varonis Systems	2.41%
Verra Mobility	2.24%
Integer Holdings	2.23%
Red Rock Resorts Class A	2.13%
Vericel	2.08%

Delaware Ivy Large Cap Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Large Cap Growth Fund
Class Name	Class I
Trading Symbol	IYGIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Large Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 34	0.64%
*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 8,420,888,668
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 19,859,522
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 8,420,888,668
Total number of portfolio holdings	36
Total advisory fees paid	$ 19,859,522
Portfolio turnover rate	9%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	43.12%
Healthcare	11.52%
Financials	11.35%
Consumer Discretionary	11.23%
Communication Services	8.46%
Industrials	8.15%
Real Estate	3.22%
Consumer Staples	2.49%

Top 10 equity holdings
Microsoft	13.04%
NVIDIA	9.98%
Apple	7.04%
Amazon.com	6.59%
Alphabet Class A	5.71%
Visa Class A	5.24%
UnitedHealth Group	4.16%
Intercontinental Exchange	3.15%
Motorola Solutions	2.99%
Danaher	2.80%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes
.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	13.04%
NVIDIA	9.98%
Apple	7.04%
Amazon.com	6.59%
Alphabet Class A	5.71%
Visa Class A	5.24%
UnitedHealth Group	4.16%
Intercontinental Exchange	3.15%
Motorola Solutions	2.99%
Danaher	2.80%

Delaware Ivy Mid Cap Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	WMGAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 52	1.04%
*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[1]
Net Assets	$ 6,674,049,585
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 20,036,342
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 6,674,049,585
Total number of portfolio holdings	66
Total advisory fees paid	$ 20,036,342
Portfolio turnover rate	19%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	25.82%
Healthcare	20.20%
Industrials	18.53%
Consumer Discretionary	14.39%
Financials	8.19%
Communication Services	4.74%
Real Estate	3.74%
Consumer Staples	2.34%
Materials	1.56%

Top 10 equity holdings
CoStar Group	3.74%
Floor & Decor Holdings Class A	2.68%
Trade Desk Class A	2.54%
MarketAxess Holdings	2.52%
Monolithic Power Systems	2.52%
IDEXX Laboratories	2.31%
Pinterest Class A	2.21%
Pool	2.17%
HEICO Class A	2.10%
Veeva Systems Class A	2.06%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory
compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
CoStar Group	3.74%
Floor & Decor Holdings Class A	2.68%
Trade Desk Class A	2.54%
MarketAxess Holdings	2.52%
Monolithic Power Systems	2.52%
IDEXX Laboratories	2.31%
Pinterest Class A	2.21%
Pool	2.17%
HEICO Class A	2.10%
Veeva Systems Class A	2.06%

Delaware Ivy International Core Equity Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Delaware Ivy International Core Equity Fund
Class Name	Class R6
Trading Symbol	IINCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy International Core Equity Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 34	0.66%
*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 1,616,067,129
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 4,539,354
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,616,067,129
Total number of portfolio holdings	58
Total advisory fees paid	$ 4,539,354
Portfolio turnover rate	41%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment
m
akeup of the Fund, with each category representing a percentage of the tot al
net assets of the Fund.
Country allocation
France	12.31%
Japan	11.92%
Germany	11.12%
China	8.99%
United Kingdom	7.85%
India	6.86%
Netherlands	6.82%
South Korea	4.43%
Brazil	4.41%
Taiwan	4.24%

Sector allocation
Financials	19.85%
Industrials	15.30%
Consumer Discretionary	14.08%
Information Technology	14.08%
Healthcare	12.13%
Communication Services	9.03%
Consumer Staples	6.98%
Materials	3.41%
Energy	2.62%
Utilities	1.36%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.24%
MercadoLibre	3.37%
SAP	2.95%
Airbus	2.67%
KB Financial Group	2.57%
Thales	2.56%
Sea ADR	2.46%
Banco Bilbao Vizcaya Argentaria	2.40%
HDFC Bank	2.36%
Deutsche Telekom	2.27%

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.24%
MercadoLibre	3.37%
SAP	2.95%
Airbus	2.67%
KB Financial Group	2.57%
Thales	2.56%
Sea ADR	2.46%
Banco Bilbao Vizcaya Argentaria	2.40%
HDFC Bank	2.36%
Deutsche Telekom	2.27%

Delaware Ivy Science and Technology Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Science and Technology Fund
Class Name	Class Y
Trading Symbol	WSTYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Science and Technology Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 63	1.18%
*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.18%	[1]
Net Assets	$ 5,964,974,936
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 23,027,965
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 5,964,974,936
Total number of portfolio holdings	35
Total advisory fees paid	$ 23,027,965
Portfolio turnover rate	21%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector
allocati
on
Information Technology	66.99%
Communication Services	13.39%
Consumer Discretionary	10.27%
Healthcare	5.52%
Industrials	3.51%

Top 10 equity holdings
Meta Platforms Class A	9.87%
NVIDIA	8.03%
Microsoft	7.36%
Seagate Technology Holdings	5.98%
Broadcom	5.60%
Zebra Technologies Class A	4.81%
Amazon.com	4.63%
SAP ADR	3.66%
Taiwan Semiconductor Manufacturing ADR	3.65%
ASML Holding	3.34%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Meta Platforms Class A	9.87%
NVIDIA	8.03%
Microsoft	7.36%
Seagate Technology Holdings	5.98%
Broadcom	5.60%
Zebra Technologies Class A	4.81%
Amazon.com	4.63%
SAP ADR	3.66%
Taiwan Semiconductor Manufacturing ADR	3.65%
ASML Holding	3.34%

Delaware Ivy Core Equity Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Core Equity Fund
Class Name	Class R6
Trading Symbol	ICEQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Core Equity Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 35	0.67%
*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 3,880,535,664
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 11,540,258
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 3,880,535,664
Total number of portfolio holdings	49
Total advisory fees paid	$ 11,540,258
Portfolio turnover rate	10%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	29.47%
Financials	20.86%
Healthcare	11.40%
Communication Services	8.50%
Industrials	8.49%
Consumer Discretionary	7.21%
Materials	5.05%
Consumer Staples	3.92%
Energy	1.36%
Utilities	1.23%

Top 10 equity holdings
Microsoft	7.37%
NVIDIA	4.91%
Apple	4.70%
Alphabet Class A	4.63%
Amazon.com	3.48%
UnitedHealth Group	3.36%
HCA Healthcare	3.21%
Taiwan Semiconductor Manufacturing ADR	2.68%
Costco Wholesale	2.56%
Fiserv	2.54%
Categorizations used for financial reporting purposes may differ fro
m
categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	7.37%
NVIDIA	4.91%
Apple	4.70%
Alphabet Class A	4.63%
Amazon.com	3.48%
UnitedHealth Group	3.36%
HCA Healthcare	3.21%
Taiwan Semiconductor Manufacturing ADR	2.68%
Costco Wholesale	2.56%
Fiserv	2.54%

Delaware Ivy Small Cap Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Small Cap Growth Fund
Class Name	Class A
Trading Symbol	WSGAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Small Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000
investment
)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 58	1.14%
*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%	[1]
Net Assets	$ 1,308,789,809
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 4,463,165
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,308,789,809
Total number of portfolio holdings	77
Total advisory fees paid	$ 4,463,165
Portfolio turnover rate	33%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category
representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	24.45%
Information Technology	22.93%
Industrials	21.78%
Consumer Discretionary	12.74%
Financials	7.86%
Materials	3.75%
Consumer Staples	2.72%
Communication Services	1.76%
Energy	1.61%

Top 10 equity holdings
CyberArk Software	3.87%
Parsons	3.13%
Federal Signal	3.02%
ATI	2.95%
Clean Harbors	2.72%
Varonis Systems	2.41%
Verra Mobility	2.24%
Integer Holdings	2.23%
Red Rock Resorts Class A	2.13%
Vericel	2.08%

Largest Holdings [Text Block]
Top 10 equity holdings
CyberArk Software	3.87%
Parsons	3.13%
Federal Signal	3.02%
ATI	2.95%
Clean Harbors	2.72%
Varonis Systems	2.41%
Verra Mobility	2.24%
Integer Holdings	2.23%
Red Rock Resorts Class A	2.13%
Vericel	2.08%

Delaware Ivy Balanced Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Balanced Fund
Class Name	Class Y
Trading Symbol	IBNYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Balanced Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 55	1.05%
*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 1,577,247,586
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 4,944,463
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,577,247,586
Total number of portfolio holdings	375
Total advisory fees paid	$ 4,944,463
Portfolio turnover rate	38%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	60.10%
Corporate Bonds	10.87%
Agency Mortgage-Backed Securities	9.70%
US Treasury Obligations	6.21%
Short-Term Investments	4.29%
Non-Agency Commercial Mortgage-Backed Securities	2.95%
Exchange-Traded Fund	2.82%
Non-Agency Asset-Backed Securities	1.13%
Agency Collateralized Mortgage Obligations	0.91%
Non-Agency Collateralized Mortgage Obligations	0.55%
Loan Agreements	0.38%
Top 10 equity holdings
Microsoft	4.50%
NVIDIA	3.01%
Apple	2.89%
Amazon.com	2.13%
UnitedHealth Group	2.06%
HCA Healthcare	2.02%
Alphabet Class A	1.73%
Taiwan Semiconductor Manufacturing ADR	1.65%
Costco Wholesale	1.58%
Fiserv	1.56%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	4.50%
NVIDIA	3.01%
Apple	2.89%
Amazon.com	2.13%
UnitedHealth Group	2.06%
HCA Healthcare	2.02%
Alphabet Class A	1.73%
Taiwan Semiconductor Manufacturing ADR	1.65%
Costco Wholesale	1.58%
Fiserv	1.56%

Delaware Climate Solutions Fund - Class C
Shareholder Report [Line Items]
Fund Name	Delaware Climate Solutions Fund
Class Name	Class C
Trading Symbol	IEYCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Climate Solutions Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 104	1.99%
*	Annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.99%	[1]
Net Assets	$ 132,150,208
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 373,341
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 132,150,208
Total number of portfolio holdings	31
Total advisory fees paid	$ 373,341
Portfolio turnover rate	4%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Utilities	35.48%
Industrials	22.54%
Materials	17.89%
Energy	12.45%
Information Technology	4.23%
Real Estate	3.89%
Consumer Staples	3.04%

Top 10 equity holdings
First Solar	4.23%
Cummins	4.22%
Alcoa	4.15%
Kingspan Group	4.11%
Anglo American	4.09%
Schneider Electric	4.09%
Waste Management	3.99%
Weyerhaeuser	3.89%
Ameren	3.78%
CMS Energy	3.78%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
First Solar	4.23%
Cummins	4.22%
Alcoa	4.15%
Kingspan Group	4.11%
Anglo American	4.09%
Schneider Electric	4.09%
Waste Management	3.99%
Weyerhaeuser	3.89%
Ameren	3.78%
CMS Energy	3.78%

Delaware Ivy High Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Delaware Ivy High Income Fund
Class Name	Class I
Trading Symbol	IVHIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy High Income Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last
six
months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 33	0.64%
*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 2,754,919,482
Holdings Count | Holding	249
Advisory Fees Paid, Amount	$ 6,460,916
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 2,754,919,482
Total number of portfolio holdings	249
Total advisory fees paid	$ 6,460,916
Portfolio turnover rate	31%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	12.84%
Media	9.74%
Basic Industry	9.25%
Healthcare	8.09%
Telecommunications	7.71%
Capital Goods	7.70%
Leisure	7.62%
Services	6.41%
Technology & Electronics	5.60%
Financial Services	4.42%

Delaware Ivy Core Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Core Equity Fund
Class Name	Class A
Trading Symbol	WCEAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Core Equity Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 53	1.00%
*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 3,880,535,664
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 11,540,258
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund statistics ( as of September 30, 2024)
Fund net assets	$ 3,880,535,664
Total number of portfolio holdings	49
Total advisory fees paid	$ 11,540,258
Portfolio turnover rate	10%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with e ach cat
egory representing a percentage of the total net asse
ts
of the Fund.
Sector allocation
Information Technology	29.47%
Financials	20.86%
Healthcare	11.40%
Communication Services	8.50%
Industrials	8.49%
Consumer Discretionary	7.21%
Materials	5.05%
Consumer Staples	3.92%
Energy	1.36%
Utilities	1.23%

Top 10
equity
holdings
Microsoft	7.37%
NVIDIA	4.91%
Apple	4.70%
Alphabet Class A	4.63%
Amazon.com	3.48%
UnitedHealth Group	3.36%
HCA Healthcare	3.21%
Taiwan Semiconductor Manufacturing ADR	2.68%
Costco Wholesale	2.56%
Fiserv	2.54%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory co
mpliance purposes.

Largest Holdings [Text Block]
Top 10
equity
holdings
Microsoft	7.37%
NVIDIA	4.91%
Apple	4.70%
Alphabet Class A	4.63%
Amazon.com	3.48%
UnitedHealth Group	3.36%
HCA Healthcare	3.21%
Taiwan Semiconductor Manufacturing ADR	2.68%
Costco Wholesale	2.56%
Fiserv	2.54%

Delaware Ivy Systematic Emerging Markets Equity Fund - Class R
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Systematic Emerging Markets Equity Fund
Class Name	Class R
Trading Symbol	IYPCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 68	1.30%
*	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.30%	[1]
Net Assets	$ 736,764,288
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 1,816,672
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 736,764,288
Total number of portfolio holdings	99
Total advisory fees paid	$ 1,816,672
Portfolio turnover rate	17%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category
representing a percentage of the total net assets of the Fund.
Country allocation
China	32.46%
India	22.86%
Taiwan	18.48%
South Korea	8.73%
Indonesia	5.05%
Brazil	4.86%
South Africa	2.71%
Türkiye	2.63%
Mexico	2.19%
Saudi Arabia	0.15%

Sector allocation
Information Technology	28.51%
Financials	21.33%
Consumer Discretionary	15.96%
Communication Services	10.67%
Energy	9.07%
Industrials	5.54%
Consumer Staples	4.96%
Healthcare	1.83%
Materials	1.58%
Utilities	0.57%
Real Estate	0.10%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.71%
Tencent Holdings	5.42%
Samsung Electronics	4.52%
ICICI Bank	4.01%
Infosys	2.94%
NetEase	2.89%
Tata Consultancy Services	2.70%
Hero MotoCorp	2.62%
Alibaba Group Holding	2.56%
Bank Central Asia	2.47%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.71%
Tencent Holdings	5.42%
Samsung Electronics	4.52%
ICICI Bank	4.01%
Infosys	2.94%
NetEase	2.89%
Tata Consultancy Services	2.70%
Hero MotoCorp	2.62%
Alibaba Group Holding	2.56%
Bank Central Asia	2.47%

Delaware Ivy Natural Resources Fund - Class R
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Natural Resources Fund
Class Name	Class R
Trading Symbol	IGNRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Natural Resources Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 83	1.63%
*	Annualized

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.63%	[1]
Net Assets	$ 190,848,085
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 711,917
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 190,848,085
Total number of portfolio holdings	39
Total advisory fees paid	$ 711,917
Portfolio turnover rate	16%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each c ategor
y representing a percentage of the total net assets of the Fund.
Sector allocation
Oil & Gas Exploration & Production	15.51%
Gold	15.08%
Diversified Metals & Mining	11.72%
Fertilizers & Agricultural Chemicals	8.57%
Integrated Oil & Gas	7.45%
Construction Materials	4.65%
Oil & Gas Equipment & Services	4.00%
Forest Products	3.94%
Aluminum	3.62%
Copper	3.22%

Top 10 eq
uity
holdings
Newmont	7.66%
Shell	5.73%
CF Industries Holdings	5.55%
Anglo American	5.18%
CRH	4.65%
Schlumberger	4.00%
Wheaton Precious Metals	3.90%
Hudbay Minerals	3.65%
Alcoa	3.62%
Endeavour Mining	3.52%

Largest Holdings [Text Block]
Top 10 eq
uity
holdings
Newmont	7.66%
Shell	5.73%
CF Industries Holdings	5.55%
Anglo American	5.18%
CRH	4.65%
Schlumberger	4.00%
Wheaton Precious Metals	3.90%
Hudbay Minerals	3.65%
Alcoa	3.62%
Endeavour Mining	3.52%

Delaware Ivy Global Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Global Growth Fund
Class Name	Class R6
Trading Symbol	ITGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Global Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 41	0.79%
*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[1]
Net Assets	$ 955,624,243
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 2,729,855
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 955,624,243
Total number of portfolio holdings	58
Total advisory fees paid	$ 2,729,855
Portfolio turnover rate	34%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	64.11%
France	7.39%
Germany	5.23%
Japan	4.77%
India	3.51%
Taiwan	2.90%
Italy	1.64%
Singapore	1.50%
United Kingdom	1.27%
South Korea	1.24%

Sector allocation
Information Technology	25.20%
Financials	16.03%
Healthcare	12.73%
Industrials	12.58%
Communication Services	10.09%
Consumer Discretionary	9.65%
Consumer Staples	6.24%
Materials	2.61%
Energy	2.19%
Utilities	1.63%

Top 10 equity hold
ings
Microsoft	5.50%
NVIDIA	4.03%
Alphabet Class A	3.36%
Amazon.com	3.28%
Apple	3.17%
Taiwan Semiconductor Manufacturing	2.90%
Mastercard Class A	2.30%
Home Depot	2.24%
Eli Lilly & Co.	2.21%
Salesforce	2.13%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity hold
ings
Microsoft	5.50%
NVIDIA	4.03%
Alphabet Class A	3.36%
Amazon.com	3.28%
Apple	3.17%
Taiwan Semiconductor Manufacturing	2.90%
Mastercard Class A	2.30%
Home Depot	2.24%
Eli Lilly & Co.	2.21%
Salesforce	2.13%

Delaware Climate Solutions Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Delaware Climate Solutions Fund
Class Name	Class Y
Trading Symbol	IEYYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Climate Solutions Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 65	1.24%
*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.24%	[1]
Net Assets	$ 132,150,208
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 373,341
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 132,150,208
Total number of portfolio holdings	31
Total advisory fees paid	$ 373,341
Portfolio turnover rate	4%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Utilities	35.48%
Industrials	22.54%
Materials	17.89%
Energy	12.45%
Information Technology	4.23%
Real Estate	3.89%
Consumer Staples	3.04%

Top 10 equity holdings
First Solar	4.23%
Cummins	4.22%
Alcoa	4.15%
Kingspan Group	4.11%
Anglo American	4.09%
Schneider Electric	4.09%
Waste Management	3.99%
Weyerhaeuser	3.89%
Ameren	3.78%
CMS Energy	3.78%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
First Solar	4.23%
Cummins	4.22%
Alcoa	4.15%
Kingspan Group	4.11%
Anglo American	4.09%
Schneider Electric	4.09%
Waste Management	3.99%
Weyerhaeuser	3.89%
Ameren	3.78%
CMS Energy	3.78%

Delaware Ivy Science and Technology Fund - Class C
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Science and Technology Fund
Class Name	Class C
Trading Symbol	WSTCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Science and Technology Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 102	1.93%
*	Annualized

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.93%	[1]
Net Assets	$ 5,964,974,936
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 23,027,965
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 5,964,974,936
Total number of portfolio holdings	35
Total advisory fees paid	$ 23,027,965
Portfolio turnover rate	21%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	66.99%
Communication Services	13.39%
Consumer Discretionary	10.27%
Healthcare	5.52%
Industrials	3.51%

Top 10 equity holdings
Meta Platforms Class A	9.87%
NVIDIA	8.03%
Microsoft	7.36%
Seagate Technology Holdings	5.98%
Broadcom	5.60%
Zebra Technologies Class A	4.81%
Amazon.com	4.63%
SAP ADR	3.66%
Taiwan Semiconductor Manufacturing ADR	3.65%
ASML Holding	3.34%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Meta Platforms Class A	9.87%
NVIDIA	8.03%
Microsoft	7.36%
Seagate Technology Holdings	5.98%
Broadcom	5.60%
Zebra Technologies Class A	4.81%
Amazon.com	4.63%
SAP ADR	3.66%
Taiwan Semiconductor Manufacturing ADR	3.65%
ASML Holding	3.34%

Delaware Ivy Global Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Global Growth Fund
Class Name	Class A
Trading Symbol	IVINX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Global Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six mon
ths?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 58	1.13%
*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%	[1]
Net Assets	$ 955,624,243
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 2,729,855
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 955,624,243
Total number of portfolio holdings	58
Total advisory fees paid	$ 2,729,855
Portfolio turnover rate	34%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net as
s
ets of the Fund.
Country allocation
United States	64.11%
France	7.39%
Germany	5.23%
Japan	4.77%
India	3.51%
Taiwan	2.90%
Italy	1.64%
Singapore	1.50%
United Kingdom	1.27%
South Korea	1.24%

Sector allocation
Information Technology	25.20%
Financials	16.03%
Healthcare	12.73%
Industrials	12.58%
Communication Services	10.09%
Consumer Discretionary	9.65%
Consumer Staples	6.24%
Materials	2.61%
Energy	2.19%
Utilities	1.63%

Top 10 equity ho
ldings
Microsoft	5.50%
NVIDIA	4.03%
Alphabet Class A	3.36%
Amazon.com	3.28%
Apple	3.17%
Taiwan Semiconductor Manufacturing	2.90%
Mastercard Class A	2.30%
Home Depot	2.24%
Eli Lilly & Co.	2.21%
Salesforce	2.13%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance pur
p
oses.

Largest Holdings [Text Block]
Top 10 equity ho
ldings
Microsoft	5.50%
NVIDIA	4.03%
Alphabet Class A	3.36%
Amazon.com	3.28%
Apple	3.17%
Taiwan Semiconductor Manufacturing	2.90%
Mastercard Class A	2.30%
Home Depot	2.24%
Eli Lilly & Co.	2.21%
Salesforce	2.13%

Delaware Ivy Smid Cap Core Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Smid Cap Core Fund
Class Name	Class Y
Trading Symbol	IYSYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Smid Cap Core Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 59	1.14%
*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%	[1]
Net Assets	$ 352,906,045
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 1,047,484
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 352,906,045
Total number of portfolio holdings	128
Total advisory fees paid	$ 1,047,484
Portfolio turnover rate	8%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	14.50%
Technology	13.88%
Healthcare	13.19%
Capital Goods	11.90%
Real Estate Investment Trusts	7.51%
Basic Materials	7.25%
Business Services	5.16%
Energy	4.86%
Consumer Discretionary	4.27%
Credit Cyclicals	3.71%

Top 10 equity holdings
East West Bancorp	1.58%
Chesapeake Energy	1.47%
Boise Cascade	1.39%
Carlisle	1.35%
Casey's General Stores	1.34%
Liberty Energy	1.34%
Webster Financial	1.33%
Stifel Financial	1.33%
Steven Madden	1.30%
Guidewire Software	1.30%

Largest Holdings [Text Block]
Top 10 equity holdings
East West Bancorp	1.58%
Chesapeake Energy	1.47%
Boise Cascade	1.39%
Carlisle	1.35%
Casey's General Stores	1.34%
Liberty Energy	1.34%
Webster Financial	1.33%
Stifel Financial	1.33%
Steven Madden	1.30%
Guidewire Software	1.30%

Delaware Ivy Balanced Fund - Class C
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Balanced Fund
Class Name	Class C
Trading Symbol	IBNCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Balanced Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 94	1.80%
*	Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.80%	[1]
Net Assets	$ 1,577,247,586
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 4,944,463
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,577,247,586
Total number of portfolio holdings	375
Total advisory fees paid	$ 4,944,463
Portfolio turnover rate	38%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	60.10%
Corporate Bonds	10.87%
Agency Mortgage-Backed Securities	9.70%
US Treasury Obligations	6.21%
Short-Term Investments	4.29%
Non-Agency Commercial Mortgage-Backed Securities	2.95%
Exchange-Traded Fund	2.82%
Non-Agency Asset-Backed Securities	1.13%
Agency Collateralized Mortgage Obligations	0.91%
Non-Agency Collateralized Mortgage Obligations	0.55%
Loan Agreements	0.38%
Top 10 equity holdings
Microsoft	4.50%
NVIDIA	3.01%
Apple	2.89%
Amazon.com	2.13%
UnitedHealth Group	2.06%
HCA Healthcare	2.02%
Alphabet Class A	1.73%
Taiwan Semiconductor Manufacturing ADR	1.65%
Costco Wholesale	1.58%
Fiserv	1.56%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	4.50%
NVIDIA	3.01%
Apple	2.89%
Amazon.com	2.13%
UnitedHealth Group	2.06%
HCA Healthcare	2.02%
Alphabet Class A	1.73%
Taiwan Semiconductor Manufacturing ADR	1.65%
Costco Wholesale	1.58%
Fiserv	1.56%

Delaware Ivy Asset Strategy Fund - Class R
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Asset Strategy Fund
Class Name	Class R
Trading Symbol	IASRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Asset Strategy Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 71	1.37%
*	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.37%	[1]
Net Assets	$ 1,845,864,558
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 6,192,547
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,845,864,558
Total number of portfolio holdings	404
Total advisory fees paid	$ 6,192,547
Portfolio turnover rate	24%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	66.71%
Corporate Bonds	14.41%
Bullion	4.68%
Agency Mortgage-Backed Securities	4.36%
Short-Term Investments	3.19%
Loan Agreements	1.57%
Exchange-Traded Funds	1.50%
Non-Agency Commercial Mortgage-Backed Securities	1.09%
US Treasury Obligations	0.75%
Non-Agency Collateralized Mortgage Obligations	0.45%
Top 10 equity holdings
Microsoft	3.72%
NVIDIA	2.72%
Alphabet Class A	2.27%
Amazon.com	2.21%
Apple	2.14%
Taiwan Semiconductor Manufacturing	1.95%
Mastercard Class A	1.56%
Home Depot	1.51%
Eli Lilly & Co.	1.49%
Salesforce	1.44%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	3.72%
NVIDIA	2.72%
Alphabet Class A	2.27%
Amazon.com	2.21%
Apple	2.14%
Taiwan Semiconductor Manufacturing	1.95%
Mastercard Class A	1.56%
Home Depot	1.51%
Eli Lilly & Co.	1.49%
Salesforce	1.44%

Delaware Ivy Global Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Global Bond Fund
Class Name	Class I
Trading Symbol	IVSIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Global Bond Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 36	0.71%
*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[1]
Net Assets	$ 511,641,858
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 1,168,733
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 511,641,858
Total number of portfolio hold ing s	330
Total advisory fees paid	$ 1,168,733
Portfolio turnover rate	115%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	40.21%
United Kingdom	9.30%
Australia	7.78%
France	4.55%
Spain	3.41%
Ireland	3.34%
Netherlands	3.19%
Italy	2.56%
Germany	2.45%
Japan	1.83%

Sector allocation
Banking	14.09%
Energy	3.10%
Electric	3.01%
Consumer Non-Cyclical	2.71%
Finance Companies	2.46%
Communications	2.15%
Capital Goods	2.09%
Insurance	1.84%
Consumer Cyclical	1.71%
Technology	1.65%

Delaware Ivy Large Cap Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Large Cap Growth Fund
Class Name	Class C
Trading Symbol	WLGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Large Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 86	1.64%
*	Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.64%	[1]
Net Assets	$ 8,420,888,668
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 19,859,522
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 8,420,888,668
Total number of portfolio holdings	36
Total advisory fees paid	$ 19,859,522
Portfolio turnover rate	9%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	43.12%
Healthcare	11.52%
Financials	11.35%
Consumer Discretionary	11.23%
Communication Services	8.46%
Industrials	8.15%
Real Estate	3.22%
Consumer Staples	2.49%

Top 10 equity holdings
Microsoft	13.04%
NVIDIA	9.98%
Apple	7.04%
Amazon.com	6.59%
Alphabet Class A	5.71%
Visa Class A	5.24%
UnitedHealth Group	4.16%
Intercontinental Exchange	3.15%
Motorola Solutions	2.99%
Danaher	2.80%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes
.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	13.04%
NVIDIA	9.98%
Apple	7.04%
Amazon.com	6.59%
Alphabet Class A	5.71%
Visa Class A	5.24%
UnitedHealth Group	4.16%
Intercontinental Exchange	3.15%
Motorola Solutions	2.99%
Danaher	2.80%

Delaware Real Estate Securities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Delaware Real Estate Securities Fund
Class Name	Class I
Trading Symbol	IREIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Real Estate Securities Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 51	0.95%
*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 114,688,210
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 243,597
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 114,688,210
Total number of portfolio holdings	32
Total advisory fees paid	$ 243,597
Portfolio turnover rate	22%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
REIT Healthcare	18.38%
REIT Data Center	16.76%
REIT Retail	14.38%
REIT Multifamily	11.23%
REIT Industrial	10.89%
REIT Single Family	6.53%
REIT Self-Storage	4.91%
REIT Specialty	4.60%
REIT Diversified	3.20%
REIT Hotel	2.36%

Top 10 eq
u
ity holdings
Equinix	13.07%
Welltower	11.94%
Public Storage	4.91%
Agree Realty	4.84%
AvalonBay Communities	4.74%
VICI Properties	4.61%
Prologis	4.25%
Invitation Homes	4.04%
Alexandria Real Estate Equities	3.71%
Digital Realty Trust	3.69%

Largest Holdings [Text Block]
Top 10 eq
u
ity holdings
Equinix	13.07%
Welltower	11.94%
Public Storage	4.91%
Agree Realty	4.84%
AvalonBay Communities	4.74%
VICI Properties	4.61%
Prologis	4.25%
Invitation Homes	4.04%
Alexandria Real Estate Equities	3.71%
Digital Realty Trust	3.69%

Delaware Ivy International Core Equity Fund - Class R
Shareholder Report [Line Items]
Fund Name	Delaware Ivy International Core Equity Fund
Class Name	Class R
Trading Symbol	IYITX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy International Core Equity Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 65	1.28%
*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.28%	[1]
Net Assets	$ 1,616,067,129
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 4,539,354
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30 , 2024)
Fund net assets	$ 1,616,067,129
Total number of portfolio holdings	58
Total advisory fees paid	$ 4,539,354
Portfolio turnover rate	41%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the
total
net
assets
of the Fund.
Country allocation
France	12.31%
Japan	11.92%
Germany	11.12%
China	8.99%
United Kingdom	7.85%
India	6.86%
Netherlands	6.82%
South Korea	4.43%
Brazil	4.41%
Taiwan	4.24%

Sector allocation
Financials	19.85%
Industrials	15.30%
Consumer Discretionary	14.08%
Information Technology	14.08%
Healthcare	12.13%
Communication Services	9.03%
Consumer Staples	6.98%
Materials	3.41%
Energy	2.62%
Utilities	1.36%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.24%
MercadoLibre	3.37%
SAP	2.95%
Airbus	2.67%
KB Financial Group	2.57%
Thales	2.56%
Sea ADR	2.46%
Banco Bilbao Vizcaya Argentaria	2.40%
HDFC Bank	2.36%
Deutsche Telekom	2.27%

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.24%
MercadoLibre	3.37%
SAP	2.95%
Airbus	2.67%
KB Financial Group	2.57%
Thales	2.56%
Sea ADR	2.46%
Banco Bilbao Vizcaya Argentaria	2.40%
HDFC Bank	2.36%
Deutsche Telekom	2.27%

Delaware Ivy Mid Cap Income Opportunities Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Mid Cap Income Opportunities Fund
Class Name	Class Y
Trading Symbol	IVOYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 55	1.08%
*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[1]
Net Assets	$ 1,128,335,560
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 3,527,477
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,128,335,560
Total number of portfolio holdings	35
Total advisory fees paid	$ 3,527,477
Portfolio turnover rate	15%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percenta ge
of the to
tal
net assets of the Fund.
Sector allocation
Industrials	31.27%
Consumer Discretionary	19.68%
Materials	14.05%
Financials	8.57%
Information Technology	8.43%
Healthcare	5.65%
Consumer Staples	5.62%
Real Estate	5.49%

Top 10 equity holdings
L3Harris Technologies	2.91%
Extra Space Storage	2.89%
Tractor Supply	2.89%
First American Financial	2.88%
Levi Strauss & Co. Class A	2.87%
Broadridge Financial Solutions	2.87%
Arthur J Gallagher & Co.	2.86%
Rollins	2.86%
Stanley Black & Decker	2.86%
TE Connectivity	2.86%
Categorizations used for financial reporting purposes may differ from categorizations
used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
L3Harris Technologies	2.91%
Extra Space Storage	2.89%
Tractor Supply	2.89%
First American Financial	2.88%
Levi Strauss & Co. Class A	2.87%
Broadridge Financial Solutions	2.87%
Arthur J Gallagher & Co.	2.86%
Rollins	2.86%
Stanley Black & Decker	2.86%
TE Connectivity	2.86%

Delaware Ivy Mid Cap Income Opportunities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Mid Cap Income Opportunities Fund
Class Name	Class C
Trading Symbol	IVOCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
C l ass	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 94	1.83%
*	Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.83%	[1]
Net Assets	$ 1,128,335,560
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 3,527,477
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,128,335,560
Total number of portfolio holdings	35
Total advisory fees paid	$ 3,527,477
Portfolio turnover rate	15%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	31.27%
Consumer Discretionary	19.68%
Materials	14.05%
Financials	8.57%
Information Technology	8.43%
Healthcare	5.65%
Consumer Staples	5.62%
Real Estate	5.49%

Top 10 equity holdings
L3Harris Technologies	2.91%
Extra Space Storage	2.89%
Tractor Supply	2.89%
First American Financial	2.88%
Levi Strauss & Co. Class A	2.87%
Broadridge Financial Solutions	2.87%
Arthur J Gallagher & Co.	2.86%
Rollins	2.86%
Stanley Black & Decker	2.86%
TE Connectivity	2.86%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes
.

Largest Holdings [Text Block]
Top 10 equity holdings
L3Harris Technologies	2.91%
Extra Space Storage	2.89%
Tractor Supply	2.89%
First American Financial	2.88%
Levi Strauss & Co. Class A	2.87%
Broadridge Financial Solutions	2.87%
Arthur J Gallagher & Co.	2.86%
Rollins	2.86%
Stanley Black & Decker	2.86%
TE Connectivity	2.86%

Delaware Ivy High Income Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Delaware Ivy High Income Fund
Class Name	Class Y
Trading Symbol	WHIYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy High Income Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investm
ent)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 46	0.89%
*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 2,754,919,482
Holdings Count | Holding	249
Advisory Fees Paid, Amount	$ 6,460,916
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 2,754,919,482
Total number of portfolio holdings	249
Total advisory fees paid	$ 6,460,916
Portfolio turnover rate	31%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	12.84%
Media	9.74%
Basic Industry	9.25%
Healthcare	8.09%
Telecommunications	7.71%
Capital Goods	7.70%
Leisure	7.62%
Services	6.41%
Technology & Electronics	5.60%
Financial Services	4.42%

Delaware Ivy Small Cap Growth Fund - Class R
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Small Cap Growth Fund
Class Name	Class R
Trading Symbol	WSGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Small Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 70	1.39%
*	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.39%	[1]
Net Assets	$ 1,308,789,809
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 4,463,165
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,308,789,809
Total number of portfolio holdings	77
Total advisory fees paid	$ 4,463,165
Portfolio turnover rate	33%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the
investment
makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	24.45%
Information Technology	22.93%
Industrials	21.78%
Consumer Discretionary	12.74%
Financials	7.86%
Materials	3.75%
Consumer Staples	2.72%
Communication Services	1.76%
Energy	1.61%

Top 10 equity holdings
CyberArk Software	3.87%
Parsons	3.13%
Federal Signal	3.02%
ATI	2.95%
Clean Harbors	2.72%
Varonis Systems	2.41%
Verra Mobility	2.24%
Integer Holdings	2.23%
Red Rock Resorts Class A	2.13%
Vericel	2.08%

Largest Holdings [Text Block]
Top 10 equity holdings
CyberArk Software	3.87%
Parsons	3.13%
Federal Signal	3.02%
ATI	2.95%
Clean Harbors	2.72%
Varonis Systems	2.41%
Verra Mobility	2.24%
Integer Holdings	2.23%
Red Rock Resorts Class A	2.13%
Vericel	2.08%

Delaware Ivy Large Cap Growth Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Large Cap Growth Fund
Class Name	Class Y
Trading Symbol	WLGYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Large Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 47	0.89%
*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 8,420,888,668
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 19,859,522
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 8,420,888,668
Total number of portfolio holdings	36
Total advisory fees paid	$ 19,859,522
Portfolio turnover rate	9%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	43.12%
Healthcare	11.52%
Financials	11.35%
Consumer Discretionary	11.23%
Communication Services	8.46%
Industrials	8.15%
Real Estate	3.22%
Consumer Staples	2.49%

Top 10 equity holdings
Microsoft	13.04%
NVIDIA	9.98%
Apple	7.04%
Amazon.com	6.59%
Alphabet Class A	5.71%
Visa Class A	5.24%
UnitedHealth Group	4.16%
Intercontinental Exchange	3.15%
Motorola Solutions	2.99%
Danaher	2.80%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance
purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	13.04%
NVIDIA	9.98%
Apple	7.04%
Amazon.com	6.59%
Alphabet Class A	5.71%
Visa Class A	5.24%
UnitedHealth Group	4.16%
Intercontinental Exchange	3.15%
Motorola Solutions	2.99%
Danaher	2.80%

Delaware Ivy Mid Cap Growth Fund - Class R
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Mid Cap Growth Fund
Class Name	Class R
Trading Symbol	WMGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 64	1.29%
*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%	[1]
Net Assets	$ 6,674,049,585
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 20,036,342
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 6,674,049,585
Total number of portfolio holdings	66
Total advisory fees paid	$ 20,036,342
Portfolio turnover rate	19%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	25.82%
Healthcare	20.20%
Industrials	18.53%
Consumer Discretionary	14.39%
Financials	8.19%
Communication Services	4.74%
Real Estate	3.74%
Consumer Staples	2.34%
Materials	1.56%

Top 10 equity holdings
CoStar Group	3.74%
Floor & Decor Holdings Class A	2.68%
Trade Desk Class A	2.54%
MarketAxess Holdings	2.52%
Monolithic Power Systems	2.52%
IDEXX Laboratories	2.31%
Pinterest Class A	2.21%
Pool	2.17%
HEICO Class A	2.10%
Veeva Systems Class A	2.06%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
CoStar Group	3.74%
Floor & Decor Holdings Class A	2.68%
Trade Desk Class A	2.54%
MarketAxess Holdings	2.52%
Monolithic Power Systems	2.52%
IDEXX Laboratories	2.31%
Pinterest Class A	2.21%
Pool	2.17%
HEICO Class A	2.10%
Veeva Systems Class A	2.06%

Delaware Ivy Systematic Emerging Markets Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Systematic Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	IPOIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 42	0.80%
*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 736,764,288
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 1,816,672
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 736,764,288
Total number of portfolio holdings	99
Total advisory fees paid	$ 1,816,672
Portfolio turnover rate	17%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	32.46%
India	22.86%
Taiwan	18.48%
South Korea	8.73%
Indonesia	5.05%
Brazil	4.86%
South Africa	2.71%
Türkiye	2.63%
Mexico	2.19%
Saudi Arabia	0.15%

Sector allocation
Information Technology	28.51%
Financials	21.33%
Consumer Discretionary	15.96%
Communication Services	10.67%
Energy	9.07%
Industrials	5.54%
Consumer Staples	4.96%
Healthcare	1.83%
Materials	1.58%
Utilities	0.57%
Real Estate	0.10%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.71%
Tencent Holdings	5.42%
Samsung Electronics	4.52%
ICICI Bank	4.01%
Infosys	2.94%
NetEase	2.89%
Tata Consultancy Services	2.70%
Hero MotoCorp	2.62%
Alibaba Group Holding	2.56%
Bank Central Asia	2.47%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.71%
Tencent Holdings	5.42%
Samsung Electronics	4.52%
ICICI Bank	4.01%
Infosys	2.94%
NetEase	2.89%
Tata Consultancy Services	2.70%
Hero MotoCorp	2.62%
Alibaba Group Holding	2.56%
Bank Central Asia	2.47%

Delaware Ivy High Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Delaware Ivy High Income Fund
Class Name	Class C
Trading Symbol	WRHIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy High Income Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last
six
months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 84	1.64%
*	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.64%	[1]
Net Assets	$ 2,754,919,482
Holdings Count | Holding	249
Advisory Fees Paid, Amount	$ 6,460,916
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 2,754,919,482
Total number of portfolio holdings	249
Total advisory fees paid	$ 6,460,916
Portfolio turnover rate	31%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	12.84%
Media	9.74%
Basic Industry	9.25%
Healthcare	8.09%
Telecommunications	7.71%
Capital Goods	7.70%
Leisure	7.62%
Services	6.41%
Technology & Electronics	5.60%
Financial Services	4.42%

Delaware Ivy Science and Technology Fund - Class A
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Science and Technology Fund
Class Name	Class A
Trading Symbol	WSTAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Science and Technology Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 63	1.18%
*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.18%	[1]
Net Assets	$ 5,964,974,936
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 23,027,965
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024 )
Fund net assets	$ 5,964,974,936
Total number of portfolio holdings	35
Total advisory fees paid	$ 23,027,965
Portfolio turnover rate	21%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	66.99%
Communication Services	13.39%
Consumer Discretionary	10.27%
Healthcare	5.52%
Industrials	3.51%

Top 10 e
qu
ity holdings
Meta Platforms Class A	9.87%
NVIDIA	8.03%
Microsoft	7.36%
Seagate Technology Holdings	5.98%
Broadcom	5.60%
Zebra Technologies Class A	4.81%
Amazon.com	4.63%
SAP ADR	3.66%
Taiwan Semiconductor Manufacturing ADR	3.65%
ASML Holding	3.34%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 e
qu
ity holdings
Meta Platforms Class A	9.87%
NVIDIA	8.03%
Microsoft	7.36%
Seagate Technology Holdings	5.98%
Broadcom	5.60%
Zebra Technologies Class A	4.81%
Amazon.com	4.63%
SAP ADR	3.66%
Taiwan Semiconductor Manufacturing ADR	3.65%
ASML Holding	3.34%

Delaware Ivy Global Bond Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Global Bond Fund
Class Name	Class Y
Trading Symbol	IVSYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Global Bond Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 49	0.96%
*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 511,641,858
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 1,168,733
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 511,641,858
Total number of portfolio ho ld ings	330
Total advisory fees paid	$ 1,168,733
Portfolio turnover rate	115%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	40.21%
United Kingdom	9.30%
Australia	7.78%
France	4.55%
Spain	3.41%
Ireland	3.34%
Netherlands	3.19%
Italy	2.56%
Germany	2.45%
Japan	1.83%

Sector allocation
Banking	14.09%
Energy	3.10%
Ele c tric	3.01%
Consumer Non-Cyclical	2.71%
Finance Companies	2.46%
Communications	2.15%
Capital Goods	2.09%
Insurance	1.84%
Consumer Cyclical	1.71%
Technology	1.65%

Delaware Ivy Balanced Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Balanced Fund
Class Name	Class R6
Trading Symbol	IBARX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Balanced Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 37	0.71%
*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[1]
Net Assets	$ 1,577,247,586
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 4,944,463
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,577,247,586
Total number of portfolio holdings	375
Total advisory fees paid	$ 4,944,463
Portfolio turnover rate	38%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	60.10%
Corporate Bonds	10.87%
Agency Mortgage-Backed Securities	9.70%
US Treasury Obligations	6.21%
Short-Term Investments	4.29%
Non-Agency Commercial Mortgage-Backed Securities	2.95%
Exchange-Traded Fund	2.82%
Non-Agency Asset-Backed Securities	1.13%
Agency Collateralized Mortgage Obligations	0.91%
Non-Agency Collateralized Mortgage Obligations	0.55%
Loan Agreements	0.38%
Top 10 equity holdings
Microsoft	4.50%
NVIDIA	3.01%
Apple	2.89%
Amazon.com	2.13%
UnitedHealth Group	2.06%
HCA Healthcare	2.02%
Alphabet Class A	1.73%
Taiwan Semiconductor Manufacturing ADR	1.65%
Costco Wholesale	1.58%
Fiserv	1.56%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	4.50%
NVIDIA	3.01%
Apple	2.89%
Amazon.com	2.13%
UnitedHealth Group	2.06%
HCA Healthcare	2.02%
Alphabet Class A	1.73%
Taiwan Semiconductor Manufacturing ADR	1.65%
Costco Wholesale	1.58%
Fiserv	1.56%

Delaware Ivy Smid Cap Core Fund - Class C
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Smid Cap Core Fund
Class Name	Class C
Trading Symbol	IYSCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Smid Cap Core Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 97	1.89%
*	Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.89%	[1]
Net Assets	$ 352,906,045
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 1,047,484
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 352,906,045
Total number of portfolio holdings	128
Total advisory fees paid	$ 1,047,484
Portfolio turnover rate	8%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	14.50%
Technology	13.88%
Healthcare	13.19%
Capital Goods	11.90%
Real Estate Investment Trusts	7.51%
Basic Materials	7.25%
Business Services	5.16%
Energy	4.86%
Consumer Discretionary	4.27%
Credit Cyclicals	3.71%

Top 10 equity
holdings
East West Bancorp	1.58%
Chesapeake Energy	1.47%
Boise Cascade	1.39%
Carlisle	1.35%
Casey's General Stores	1.34%
Liberty Energy	1.34%
Webster Financial	1.33%
Stifel Financial	1.33%
Steven Madden	1.30%
Guidewire Software	1.30%

Largest Holdings [Text Block]
Top 10 equity
holdings
East West Bancorp	1.58%
Chesapeake Energy	1.47%
Boise Cascade	1.39%
Carlisle	1.35%
Casey's General Stores	1.34%
Liberty Energy	1.34%
Webster Financial	1.33%
Stifel Financial	1.33%
Steven Madden	1.30%
Guidewire Software	1.30%

Delaware Ivy Asset Strategy Fund - Class I
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Asset Strategy Fund
Class Name	Class I
Trading Symbol	IVAEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Asset Strategy Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 45	0.87%
*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%	[1]
Net Assets	$ 1,845,864,558
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 6,192,547
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,845,864,558
Total number of portfolio holdings	404
Total advisory fees paid	$ 6,192,547
Portfolio turnover rate	24%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	66.71%
Corporate Bonds	14.41%
Bullion	4.68%
Agency Mortgage-Backed Securities	4.36%
Short-Term Investments	3.19%
Loan Agreements	1.57%
Exchange-Traded Funds	1.50%
Non-Agency Commercial Mortgage-Backed Securities	1.09%
US Treasury Obligations	0.75%
Non-Agency Collateralized Mortgage Obligations	0.45%
Top 10 equity holdings
Microsoft	3.72%
NVIDIA	2.72%
Alphabet Class A	2.27%
Amazon.com	2.21%
Apple	2.14%
Taiwan Semiconductor Manufacturing	1.95%
Mastercard Class A	1.56%
Home Depot	1.51%
Eli Lilly & Co.	1.49%
Salesforce	1.44%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	3.72%
NVIDIA	2.72%
Alphabet Class A	2.27%
Amazon.com	2.21%
Apple	2.14%
Taiwan Semiconductor Manufacturing	1.95%
Mastercard Class A	1.56%
Home Depot	1.51%
Eli Lilly & Co.	1.49%
Salesforce	1.44%

Delaware Ivy Global Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Global Bond Fund
Class Name	Class C
Trading Symbol	IVSCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Global Bond Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 87	1.71%
*	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.71%	[1]
Net Assets	$ 511,641,858
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 1,168,733
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2 02 4)
Fund net assets	$ 511,641,858
Total number of portfolio holdings	330
Total advisory fees paid	$ 1,168,733
Portfolio turnover rate	115%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	40.21%
United Kingdom	9.30%
Australia	7.78%
France	4.55%
Spain	3.41%
Ireland	3.34%
Netherla nd s	3.19%
Italy	2.56%
Germany	2.45%
Japan	1.83%

Sector allocation
Banking	14.09%
Energy	3.10%
Electric	3.01%
Consumer Non-Cyclical	2.71%
Finance Companies	2.46%
Communications	2.15%
Capital Goods	2.09%
Insurance	1.84%
Consumer Cyclical	1.71%
Technology	1.65%

Delaware Ivy Balanced Fund - Class A
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Balanced Fund
Class Name	Class A
Trading Symbol	IBNAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Balanced Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 55	1.05%
*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 1,577,247,586
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 4,944,463
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,577,247,586
Total number of portfolio holdings	375
Total advisory fees paid	$ 4,944,463
Portfolio turnover rate	38%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage
of the total net assets of the Fund.
Portfolio composition
Common Stocks	60.10%
Corporate Bonds	10.87%
Agency Mortgage-Backed Securities	9.70%
US Treasury Obligations	6.21%
Short-Term Investments	4.29%
Non-Agency Commercial Mortgage-Backed Securities	2.95%
Exchange-Traded Fund	2.82%
Non-Agency Asset-Backed Securities	1.13%
Agency Collateralized Mortgage Obligations	0.91%
Non-Agency Collateralized Mortgage Obligations	0.55%
Loan Agreements	0.38%
Top 10 equity holdings
Microsoft	4.50%
NVIDIA	3.01%
Apple	2.89%
Amazon.com	2.13%
UnitedHealth Group	2.06%
HCA Healthcare	2.02%
Alphabet Class A	1.73%
Taiwan Semiconductor Manufacturing ADR	1.65%
Costco Wholesale	1.58%
Fiserv	1.56%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	4.50%
NVIDIA	3.01%
Apple	2.89%
Amazon.com	2.13%
UnitedHealth Group	2.06%
HCA Healthcare	2.02%
Alphabet Class A	1.73%
Taiwan Semiconductor Manufacturing ADR	1.65%
Costco Wholesale	1.58%
Fiserv	1.56%

Delaware Ivy Natural Resources Fund - Class I
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Natural Resources Fund
Class Name	Class I
Trading Symbol	IGNIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Natural Resources Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 58	1.13%
*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%	[1]
Net Assets	$ 190,848,085
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 711,917
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 190,848,085
Total number of portfolio holdings	39
Total advisory fees paid	$ 711,917
Portfolio turnover rate	16%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category
representing a percentage of the total net assets of the Fund.
Sector allocation
Oil & Gas Exploration & Production	15.51%
Gold	15.08%
Diversified Metals & Mining	11.72%
Fertilizers & Agricultural Chemicals	8.57%
Integrated Oil & Gas	7.45%
Construction Materials	4.65%
Oil & Gas Equipment & Services	4.00%
Forest Products	3.94%
Aluminum	3.62%
Copper	3.22%

Top 10 equity holdings
Newmont	7.66%
Shell	5.73%
CF Industries Holdings	5.55%
Anglo American	5.18%
CRH	4.65%
Schlumberger	4.00%
Wheaton Precious Metals	3.90%
Hudbay Minerals	3.65%
Alcoa	3.62%
Endeavour Mining	3.52%

Largest Holdings [Text Block]
Top 10 equity holdings
Newmont	7.66%
Shell	5.73%
CF Industries Holdings	5.55%
Anglo American	5.18%
CRH	4.65%
Schlumberger	4.00%
Wheaton Precious Metals	3.90%
Hudbay Minerals	3.65%
Alcoa	3.62%
Endeavour Mining	3.52%

Delaware Ivy Global Growth Fund - Class R
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Global Growth Fund
Class Name	Class R
Trading Symbol	IYIGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Global Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 72	1.39%
*	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.39%	[1]
Net Assets	$ 955,624,243
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 2,729,855
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 955,624,243
Total number of portfolio holdings	58
Total advisory fees paid	$ 2,729,855
Portfolio turnover rate	34%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total ne
t as
set
s
of the Fund.
Country allocation
United States	64.11%
France	7.39%
Germany	5.23%
Japan	4.77%
India	3.51%
Taiwan	2.90%
Italy	1.64%
Singapore	1.50%
United Kingdom	1.27%
South Korea	1.24%

Sector allocation
Information Technology	25.20%
Financials	16.03%
Healthcare	12.73%
Industrials	12.58%
Communication Services	10.09%
Consumer Discretionary	9.65%
Consumer Staples	6.24%
Materials	2.61%
Energy	2.19%
Utilities	1.63%

Top 10 equity holdi
ng
s
Microsoft	5.50%
NVIDIA	4.03%
Alphabet Class A	3.36%
Amazon.com	3.28%
Apple	3.17%
Taiwan Semiconductor Manufacturing	2.90%
Mastercard Class A	2.30%
Home Depot	2.24%
Eli Lilly & Co.	2.21%
Salesforce	2.13%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance
purposes.

Largest Holdings [Text Block]
Top 10 equity holdi
ng
s
Microsoft	5.50%
NVIDIA	4.03%
Alphabet Class A	3.36%
Amazon.com	3.28%
Apple	3.17%
Taiwan Semiconductor Manufacturing	2.90%
Mastercard Class A	2.30%
Home Depot	2.24%
Eli Lilly & Co.	2.21%
Salesforce	2.13%

Delaware Ivy Science and Technology Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Science and Technology Fund
Class Name	Class R6
Trading Symbol	ISTNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Science and Technology Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 45	0.85%
*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 5,964,974,936
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 23,027,965
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024 )
Fund net assets	$ 5,964,974,936
Total number of portfolio holdings	35
Total advisory fees paid	$ 23,027,965
Portfolio turnover rate	21%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	66.99%
Communication Services	13.39%
Consumer Discretionary	10.27%
Healthcare	5.52%
Industrials	3.51%

Top 10 equity holdings
Meta Platforms Class A	9.87%
NVIDIA	8.03%
Microsoft	7.36%
Seagate Technology Holdings	5.98%
Broadcom	5.60%
Zebra Technologies Class A	4.81%
Amazon.com	4.63%
SAP ADR	3.66%
Taiwan Semiconductor Manufacturing ADR	3.65%
ASML Holding	3.34%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Meta Platforms Class A	9.87%
NVIDIA	8.03%
Microsoft	7.36%
Seagate Technology Holdings	5.98%
Broadcom	5.60%
Zebra Technologies Class A	4.81%
Amazon.com	4.63%
SAP ADR	3.66%
Taiwan Semiconductor Manufacturing ADR	3.65%
ASML Holding	3.34%

Delaware Ivy Core Equity Fund - Class R
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Core Equity Fund
Class Name	Class R
Trading Symbol	IYCEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Core Equity Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 66	1.25%
*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%	[1]
Net Assets	$ 3,880,535,664
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 11,540,258
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 3,880,535,664
Total number of portfolio holdings	49
Total advisory fees paid	$ 11,540,258
Portfolio turnover rate	10%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	29.47%
Financials	20.86%
Healthcare	11.40%
Communication Services	8.50%
Industrials	8.49%
Consumer Discretionary	7.21%
Materials	5.05%
Consumer Staples	3.92%
Energy	1.36%
Utilities	1.23%

Top 10 equity holdings
Microsoft	7.37%
NVIDIA	4.91%
Apple	4.70%
Alphabet Class A	4.63%
Amazon.com	3.48%
UnitedHealth Group	3.36%
HCA Healthcare	3.21%
Taiwan Semiconductor Manufacturing ADR	2.68%
Costco Wholesale	2.56%
Fiserv	2.54%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	7.37%
NVIDIA	4.91%
Apple	4.70%
Alphabet Class A	4.63%
Amazon.com	3.48%
UnitedHealth Group	3.36%
HCA Healthcare	3.21%
Taiwan Semiconductor Manufacturing ADR	2.68%
Costco Wholesale	2.56%
Fiserv	2.54%

Delaware Climate Solutions Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Delaware Climate Solutions Fund
Class Name	Class R6
Trading Symbol	IENRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Climate Solutions Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 43	0.83%
*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[1]
Net Assets	$ 132,150,208
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 373,341
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 132,150,208
Total number of portfolio holdings	31
Total advisory fees paid	$ 373,341
Portfolio turnover rate	4%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Utilities	35.48%
Industrials	22.54%
Materials	17.89%
Energy	12.45%
Information Technology	4.23%
Real Estate	3.89%
Consumer Staples	3.04%

Top 10 equity holdings
First Solar	4.23%
Cummins	4.22%
Alcoa	4.15%
Kingspan Group	4.11%
Anglo American	4.09%
Schneider Electric	4.09%
Waste Management	3.99%
Weyerhaeuser	3.89%
Ameren	3.78%
CMS Energy	3.78%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
First Solar	4.23%
Cummins	4.22%
Alcoa	4.15%
Kingspan Group	4.11%
Anglo American	4.09%
Schneider Electric	4.09%
Waste Management	3.99%
Weyerhaeuser	3.89%
Ameren	3.78%
CMS Energy	3.78%

Delaware Climate Solutions Fund - Class A
Shareholder Report [Line Items]
Fund Name	Delaware Climate Solutions Fund
Class Name	Class A
Trading Symbol	IEYAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Climate Solutions Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 65	1.24%
*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.24%	[1]
Net Assets	$ 132,150,208
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 373,341
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 132,150,208
Total number of portfolio holdings	31
Total advisory fees paid	$ 373,341
Portfolio turnover rate	4%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Utilities	35.48%
Industrials	22.54%
Materials	17.89%
Energy	12.45%
Information Technology	4.23%
Real Estate	3.89%
Consumer Staples	3.04%

Top 10 equity holdings
First Solar	4.23%
Cummins	4.22%
Alcoa	4.15%
Kingspan Group	4.11%
Anglo American	4.09%
Schneider Electric	4.09%
Waste Management	3.99%
Weyerhaeuser	3.89%
Ameren	3.78%
CMS Energy	3.78%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
First Solar	4.23%
Cummins	4.22%
Alcoa	4.15%
Kingspan Group	4.11%
Anglo American	4.09%
Schneider Electric	4.09%
Waste Management	3.99%
Weyerhaeuser	3.89%
Ameren	3.78%
CMS Energy	3.78%

Delaware Ivy Large Cap Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Large Cap Growth Fund
Class Name	Class R6
Trading Symbol	ILGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Large Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 29	0.56%
*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 8,420,888,668
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 19,859,522
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 8,420,888,668
Total number of portfolio holdings	36
Total advisory fees paid	$ 19,859,522
Portfolio turnover rate	9%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the F
u
nd, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	43.12%
Healthcare	11.52%
Financials	11.35%
Consumer Discretionary	11.23%
Communication Services	8.46%
Industrials	8.15%
Real Estate	3.22%
Consumer Staples	2.49%

Top 10 equity holdings
Microsoft	13.04%
NVIDIA	9.98%
Apple	7.04%
Amazon.com	6.59%
Alphabet Class A	5.71%
Visa Class A	5.24%
UnitedHealth Group	4.16%
Intercontinental Exchange	3.15%
Motorola Solutions	2.99%
Danaher	2.80%
Categorizations used for financial reporting purposes may differ from categorizations
used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	13.04%
NVIDIA	9.98%
Apple	7.04%
Amazon.com	6.59%
Alphabet Class A	5.71%
Visa Class A	5.24%
UnitedHealth Group	4.16%
Intercontinental Exchange	3.15%
Motorola Solutions	2.99%
Danaher	2.80%

Delaware Ivy Mid Cap Income Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Mid Cap Income Opportunities Fund
Class Name	Class A
Trading Symbol	IVOAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$55	1.08%
*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[1]
Net Assets	$ 1,128,335,560
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 3,527,477
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,128,335,560
Total number of portfolio holdings	35
Total advisory fees paid	$ 3,527,477
Portfolio turnover rate	15%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets
of the Fund.
Sector allocation
Industrials	31.27%
Consumer Discretionary	19.68%
Materials	14.05%
Financials	8.57%
Information Technology	8.43%
Healthcare	5.65%
Consumer Staples	5.62%
Real Estate	5.49%

Top 10 equity holdings
L3Harris Technologies	2.91%
Extra Space Storage	2.89%
Tractor Supply	2.89%
First American Financial	2.88%
Levi Strauss & Co. Class A	2.87%
Broadridge Financial Solutions	2.87%
Arthur J Gallagher & Co.	2.86%
Rollins	2.86%
Stanley Black & Decker	2.86%
TE Connectivity	2.86%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
L3Harris Technologies	2.91%
Extra Space Storage	2.89%
Tractor Supply	2.89%
First American Financial	2.88%
Levi Strauss & Co. Class A	2.87%
Broadridge Financial Solutions	2.87%
Arthur J Gallagher & Co.	2.86%
Rollins	2.86%
Stanley Black & Decker	2.86%
TE Connectivity	2.86%

Delaware Ivy Smid Cap Core Fund - Class A
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Smid Cap Core Fund
Class Name	Class A
Trading Symbol	IYSAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Smid Cap Core Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 59	1.14%
*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%	[1]
Net Assets	$ 352,906,045
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 1,047,484
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 352,906,045
Total number of portfolio holdings	128
Total advisory fees paid	$ 1,047,484
Portfolio turnover rate	8%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	14.50%
Technology	13.88%
Healthcare	13.19%
Capital Goods	11.90%
Real Estate Investment Trusts	7.51%
Basic Materials	7.25%
Business Services	5.16%
Energy	4.86%
Consumer Discretionary	4.27%
Credit Cyclicals	3.71%

Top 10 equity
holdings
East West Bancorp	1.58%
Chesapeake Energy	1.47%
Boise Cascade	1.39%
Carlisle	1.35%
Casey's General Stores	1.34%
Liberty Energy	1.34%
Webster Financial	1.33%
Stifel Financial	1.33%
Steven Madden	1.30%
Guidewire Software	1.30%

Largest Holdings [Text Block]
Top 10 equity
holdings
East West Bancorp	1.58%
Chesapeake Energy	1.47%
Boise Cascade	1.39%
Carlisle	1.35%
Casey's General Stores	1.34%
Liberty Energy	1.34%
Webster Financial	1.33%
Stifel Financial	1.33%
Steven Madden	1.30%
Guidewire Software	1.30%

Delaware Ivy High Income Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Delaware Ivy High Income Fund
Class Name	Class R6
Trading Symbol	IHIFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy High Income Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last
six
months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 28	0.55%
*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 2,754,919,482
Holdings Count | Holding	249
Advisory Fees Paid, Amount	$ 6,460,916
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 2,754,919,482
Total number of portfolio holdings	249
Total advisory fees paid	$ 6,460,916
Portfolio turnover rate	31%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	12.84%
Media	9.74%
Basic Industry	9.25%
Healthcare	8.09%
Telecommunications	7.71%
Capital Goods	7.70%
Leisure	7.62%
Services	6.41%
Technology & Electronics	5.60%
Financial Services	4.42%

Delaware Ivy Smid Cap Core Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Smid Cap Core Fund
Class Name	Class R6
Trading Symbol	ISPVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Smid Cap Core Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 39	0.76%
*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 352,906,045
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 1,047,484
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 352,906,045
Total number of portfolio holdings	128
Total advisory fees paid	$ 1,047,484
Portfolio turnover rate	8%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	14.50%
Technology	13.88%
Healthcare	13.19%
Capital Goods	11.90%
Real Estate Investment Trusts	7.51%
Basic Materials	7.25%
Business Services	5.16%
Energy	4.86%
Consumer Discretionary	4.27%
Credit Cyclicals	3.71%

Top 10 equity holdings
East West Bancorp	1.58%
Chesapeake Energy	1.47%
Boise Cascade	1.39%
Carlisle	1.35%
Casey's General Stores	1.34%
Liberty Energy	1.34%
Webster Financial	1.33%
Stifel Financial	1.33%
Steven Madden	1.30%
Guidewire Software	1.30%

Largest Holdings [Text Block]
Top 10 equity holdings
East West Bancorp	1.58%
Chesapeake Energy	1.47%
Boise Cascade	1.39%
Carlisle	1.35%
Casey's General Stores	1.34%
Liberty Energy	1.34%
Webster Financial	1.33%
Stifel Financial	1.33%
Steven Madden	1.30%
Guidewire Software	1.30%

Delaware Ivy Mid Cap Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	IYMIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 40	0.79%
*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[1]
Net Assets	$ 6,674,049,585
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 20,036,342
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 6,674,049,585
Total number of portfolio holdings	66
Total advisory fees paid	$ 20,036,342
Portfolio turnover rate	19%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	25.82%
Healthcare	20.20%
Industrials	18.53%
Consumer Discretionary	14.39%
Financials	8.19%
Communication Services	4.74%
Real Estate	3.74%
Consumer Staples	2.34%
Materials	1.56%

Top 10 equity holdings
CoStar Group	3.74%
Floor & Decor Holdings Class A	2.68%
Trade Desk Class A	2.54%
MarketAxess Holdings	2.52%
Monolithic Power Systems	2.52%
IDEXX Laboratories	2.31%
Pinterest Class A	2.21%
Pool	2.17%
HEICO Class A	2.10%
Veeva Systems Class A	2.06%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
CoStar Group	3.74%
Floor & Decor Holdings Class A	2.68%
Trade Desk Class A	2.54%
MarketAxess Holdings	2.52%
Monolithic Power Systems	2.52%
IDEXX Laboratories	2.31%
Pinterest Class A	2.21%
Pool	2.17%
HEICO Class A	2.10%
Veeva Systems Class A	2.06%

Delaware Real Estate Securities Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Delaware Real Estate Securities Fund
Class Name	Class Y
Trading Symbol	IRSYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Real Estate Securities Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 64	1.20%
*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%	[1]
Net Assets	$ 114,688,210
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 243,597
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund ne t assets	$ 114,688,210
Total number of portfolio holdings	32
Total advisory fees paid	$ 243,597
Portfolio turnover rate	22%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
REIT Healthcare	18.38%
REIT Data Center	16.76%
REIT Retail	14.38%
REIT Multifamily	11.23%
REIT Industrial	10.89%
REIT Single Family	6.53%
REIT Self-Storage	4.91%
REIT Specialty	4.60%
REIT Diversified	3.20%
REIT Hotel	2.36%

Top 10 equity hol
di
ngs
Equinix	13.07%
Welltower	11.94%
Public Storage	4.91%
Agree Realty	4.84%
AvalonBay Communities	4.74%
VICI Properties	4.61%
Prologis	4.25%
Invitation Homes	4.04%
Alexandria Real Estate Equities	3.71%
Digital Realty Trust	3.69%

Largest Holdings [Text Block]
Top 10 equity hol
di
ngs
Equinix	13.07%
Welltower	11.94%
Public Storage	4.91%
Agree Realty	4.84%
AvalonBay Communities	4.74%
VICI Properties	4.61%
Prologis	4.25%
Invitation Homes	4.04%
Alexandria Real Estate Equities	3.71%
Digital Realty Trust	3.69%

Delaware Ivy Mid Cap Income Opportunities Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Mid Cap Income Opportunities Fund
Class Name	Class R6
Trading Symbol	IVOSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 37	0.72%
*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 1,128,335,560
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 3,527,477
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund statistics (a s o f September 30, 2024)
Fund net assets	$ 1,128,335,560
Total number of portfolio holdings	35
Total advisory fees paid	$ 3,527,477
Portfolio turnover rate	15%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	31.27%
Consumer Discretionary	19.68%
Materials	14.05%
Financials	8.57%
Information Technology	8.43%
Healthcare	5.65%
Consumer Staples	5.62%
Real Estate	5.49%

Top 10 equity holdings
L3Harris Technologies	2.91%
Extra Space Storage	2.89%
Tractor Supply	2.89%
First American Financial	2.88%
Levi Strauss & Co. Class A	2.87%
Broadridge Financial Solutions	2.87%
Arthur J Gallagher & Co.	2.86%
Rollins	2.86%
Stanley Black & Decker	2.86%
TE Connectivity	2.86%
Categorizations used for financial reporting purposes may differ from categorizations
used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
L3Harris Technologies	2.91%
Extra Space Storage	2.89%
Tractor Supply	2.89%
First American Financial	2.88%
Levi Strauss & Co. Class A	2.87%
Broadridge Financial Solutions	2.87%
Arthur J Gallagher & Co.	2.86%
Rollins	2.86%
Stanley Black & Decker	2.86%
TE Connectivity	2.86%

Delaware Ivy International Core Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Delaware Ivy International Core Equity Fund
Class Name	Class I
Trading Symbol	ICEIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy International Core Equity Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six m
o
n
ths
?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 40	0.78%
*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[1]
Net Assets	$ 1,616,067,129
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 4,539,354
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,616,067,129
Total number of portfolio holdings	58
Total advisory fees paid	$ 4,539,354
Portfolio turnover rate	41%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing
a
percentage
of
the total net
assets
of the Fund.
Country allocation
France	12.31%
Japan	11.92%
Germany	11.12%
China	8.99%
United Kingdom	7.85%
India	6.86%
Netherlands	6.82%
South Korea	4.43%
Brazil	4.41%
Taiwan	4.24%

Sector allocation
Financials	19.85%
Industrials	15.30%
Consumer Discretionary	14.08%
Information Technology	14.08%
Healthcare	12.13%
Communication Services	9.03%
Consumer Staples	6.98%
Materials	3.41%
Energy	2.62%
Utilities	1.36%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.24%
MercadoLibre	3.37%
SAP	2.95%
Airbus	2.67%
KB Financial Group	2.57%
Thales	2.56%
Sea ADR	2.46%
Banco Bilbao Vizcaya Argentaria	2.40%
HDFC Bank	2.36%
Deutsche Telekom	2.27%

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.24%
MercadoLibre	3.37%
SAP	2.95%
Airbus	2.67%
KB Financial Group	2.57%
Thales	2.56%
Sea ADR	2.46%
Banco Bilbao Vizcaya Argentaria	2.40%
HDFC Bank	2.36%
Deutsche Telekom	2.27%

Delaware Ivy Small Cap Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Small Cap Growth Fund
Class Name	Class I
Trading Symbol	IYSIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Small Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 45	0.89%
*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 1,308,789,809
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 4,463,165
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,308,789,809
Total number of portfolio holdings	77
Total advisory fees paid	$ 4,463,165
Portfolio turnover rate	33%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	24.45%
Information Technology	22.93%
Industrials	21.78%
Consumer Discretionary	12.74%
Financials	7.86%
Materials	3.75%
Consumer Staples	2.72%
Communication Services	1.76%
Energy	1.61%

Top 10 equity holdings
CyberArk Software	3.87%
Parsons	3.13%
Federal Signal	3.02%
ATI	2.95%
Clean Harbors	2.72%
Varonis Systems	2.41%
Verra Mobility	2.24%
Integer Holdings	2.23%
Red Rock Resorts Class A	2.13%
Vericel	2.08%

Largest Holdings [Text Block]
Top 10 equity holdings
CyberArk Software	3.87%
Parsons	3.13%
Federal Signal	3.02%
ATI	2.95%
Clean Harbors	2.72%
Varonis Systems	2.41%
Verra Mobility	2.24%
Integer Holdings	2.23%
Red Rock Resorts Class A	2.13%
Vericel	2.08%

Delaware Ivy Large Cap Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Large Cap Growth Fund
Class Name	Class A
Trading Symbol	WLGAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Large Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 47	0.89%
*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 8,420,888,668
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 19,859,522
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 8,420,888,668
Total number of portfolio holdings	36
Total advisory fees paid	$ 19,859,522
Portfolio turnover rate	9%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	43.12%
Healthcare	11.52%
Financials	11.35%
Consumer Discretionary	11.23%
Communication Services	8.46%
Industrials	8.15%
Real Estate	3.22%
Consumer Staples	2.49%

Top 10 equity holdings
Microsoft	13.04%
NVIDIA	9.98%
Apple	7.04%
Amazon.com	6.59%
Alphabet Class A	5.71%
Visa Class A	5.24%
UnitedHealth Group	4.16%
Intercontinental Exchange	3.15%
Motorola Solutions	2.99%
Danaher	2.80%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	13.04%
NVIDIA	9.98%
Apple	7.04%
Amazon.com	6.59%
Alphabet Class A	5.71%
Visa Class A	5.24%
UnitedHealth Group	4.16%
Intercontinental Exchange	3.15%
Motorola Solutions	2.99%
Danaher	2.80%

Delaware Ivy Natural Resources Fund - Class C
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Natural Resources Fund
Class Name	Class C
Trading Symbol	IGNCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Natural Resources Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 109	2.13%
*	Annualized

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.13%	[1]
Net Assets	$ 190,848,085
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 711,917
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 190,848,085
Total number of portfolio holdings	39
Total advisory fees paid	$ 711,917
Portfolio turnover rate	16%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Oil & Gas Exploration & Production	15.51%
Gold	15.08%
Diversified Metals & Mining	11.72%
Fertilizers & Agricultural Chemicals	8.57%
Integrated Oil & Gas	7.45%
Construction Materials	4.65%
Oil & Gas Equipment & Services	4.00%
Forest Products	3.94%
Aluminum	3.62%
Copper	3.22%

Top 10
equity
holdings
Newmont	7.66%
Shell	5.73%
CF Industries Holdings	5.55%
Anglo American	5.18%
CRH	4.65%
Schlumberger	4.00%
Wheaton Precious Metals	3.90%
Hudbay Minerals	3.65%
Alcoa	3.62%
Endeavour Mining	3.52%

Largest Holdings [Text Block]
Top 10
equity
holdings
Newmont	7.66%
Shell	5.73%
CF Industries Holdings	5.55%
Anglo American	5.18%
CRH	4.65%
Schlumberger	4.00%
Wheaton Precious Metals	3.90%
Hudbay Minerals	3.65%
Alcoa	3.62%
Endeavour Mining	3.52%

Delaware Ivy Global Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Global Bond Fund
Class Name	Class A
Trading Symbol	IVSAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Global Bond Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 49	0.96%
*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 511,641,858
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 1,168,733
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30 , 2024)
Fund net assets	$ 511,641,858
Total number of portfolio holdings	330
Total advisory fees paid	$ 1,168,733
Portfolio turnover rate	115%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	40.21%
United Kingdom	9.30%
Australia	7.78%
France	4.55%
Spain	3.41%
Ireland	3.34%
Netherlands	3.19%
Italy	2.56%
Germany	2.45%
Japan	1.83%

Sector allocation
Banking	14.09%
Energy	3.10%
Electric	3.01%
Consumer Non-Cyclical	2.71%
Finance Companies	2.46%
Communications	2.15%
Capital Goods	2.09%
Insurance	1.84%
Consumer Cyclical	1.71%
Technology	1.65%

Delaware Ivy Global Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Global Growth Fund
Class Name	Class I
Trading Symbol	IGIIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Global Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 46	0.89%
*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 955,624,243
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 2,729,855
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 955,624,243
Total number of portfolio holdings	58
Total advisory fees paid	$ 2,729,855
Portfolio turnover rate	34%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	64.11%
France	7.39%
Germany	5.23%
Japan	4.77%
India	3.51%
Taiwan	2.90%
Italy	1.64%
Singapore	1.50%
United Kingdom	1.27%
South Korea	1.24%

Sector allocation
Information Technology	25.20%
Financials	16.03%
Healthcare	12.73%
Industrials	12.58%
Communication Services	10.09%
Consumer Discretionary	9.65%
Consumer Staples	6.24%
Materials	2.61%
Energy	2.19%
Utilities	1.63%

Top 10 equity holdin
gs
Microsoft	5.50%
NVIDIA	4.03%
Alphabet Class A	3.36%
Amazon.com	3.28%
Apple	3.17%
Taiwan Semiconductor Manufacturing	2.90%
Mastercard Class A	2.30%
Home Depot	2.24%
Eli Lilly & Co.	2.21%
Salesforce	2.13%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory
compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdin
gs
Microsoft	5.50%
NVIDIA	4.03%
Alphabet Class A	3.36%
Amazon.com	3.28%
Apple	3.17%
Taiwan Semiconductor Manufacturing	2.90%
Mastercard Class A	2.30%
Home Depot	2.24%
Eli Lilly & Co.	2.21%
Salesforce	2.13%

Delaware Climate Solutions Fund - Class R
Shareholder Report [Line Items]
Fund Name	Delaware Climate Solutions Fund
Class Name	Class R
Trading Symbol	IYEFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Climate Solutions Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 78	1.49%
*	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.49%	[1]
Net Assets	$ 132,150,208
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 373,341
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 132,150,208
Total number of portfolio holdings	31
Total advisory fees paid	$ 373,341
Portfolio turnover rate	4%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Utilities	35.48%
Industrials	22.54%
Materials	17.89%
Energy	12.45%
Information Technology	4.23%
Real Estate	3.89%
Consumer Staples	3.04%

Top 10 equity holdings
First Solar	4.23%
Cummins	4.22%
Alcoa	4.15%
Kingspan Group	4.11%
Anglo American	4.09%
Schneider Electric	4.09%
Waste Management	3.99%
Weyerhaeuser	3.89%
Ameren	3.78%
CMS Energy	3.78%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
First Solar	4.23%
Cummins	4.22%
Alcoa	4.15%
Kingspan Group	4.11%
Anglo American	4.09%
Schneider Electric	4.09%
Waste Management	3.99%
Weyerhaeuser	3.89%
Ameren	3.78%
CMS Energy	3.78%

Delaware Ivy Systematic Emerging Markets Equity Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Systematic Emerging Markets Equity Fund
Class Name	Class Y
Trading Symbol	IPOYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 55	1.05%
*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 736,764,288
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 1,816,672
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 736,764,288
Total number of portfolio holdings	99
Total advisory fees paid	$ 1,816,672
Portfolio turnover rate	17%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage
of the total net assets of the Fund.
Country allocation
China	32.46%
India	22.86%
Taiwan	18.48%
South Korea	8.73%
Indonesia	5.05%
Brazil	4.86%
South Africa	2.71%
Türkiye	2.63%
Mexico	2.19%
Saudi Arabia	0.15%

Sector allocation
Information Technology	28.51%
Financials	21.33%
Consumer Discretionary	15.96%
Communication Services	10.67%
Energy	9.07%
Industrials	5.54%
Consumer Staples	4.96%
Healthcare	1.83%
Materials	1.58%
Utilities	0.57%
Real Estate	0.10%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.71%
Tencent Holdings	5.42%
Samsung Electronics	4.52%
ICICI Bank	4.01%
Infosys	2.94%
NetEase	2.89%
Tata Consultancy Services	2.70%
Hero MotoCorp	2.62%
Alibaba Group Holding	2.56%
Bank Central Asia	2.47%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.71%
Tencent Holdings	5.42%
Samsung Electronics	4.52%
ICICI Bank	4.01%
Infosys	2.94%
NetEase	2.89%
Tata Consultancy Services	2.70%
Hero MotoCorp	2.62%
Alibaba Group Holding	2.56%
Bank Central Asia	2.47%

Delaware Ivy High Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Delaware Ivy High Income Fund
Class Name	Class A
Trading Symbol	WHIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy High Income Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 46	0.89%
*	Annualiz ed

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 2,754,919,482
Holdings Count | Holding	249
Advisory Fees Paid, Amount	$ 6,460,916
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 2,754,919,482
Total number of portfolio holdings	249
Total advisory fees paid	$ 6,460,916
Portfolio turnover rate	31%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	12.84%
Media	9.74%
Basic Industry	9.25%
Healthcare	8.09%
Telecommunications	7.71%
Capital Goods	7.70%
Leisure	7.62%
Services	6.41%
Technology & Electronics	5.60%
Financial Services	4.42%

Delaware Ivy Balanced Fund - Class R
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Balanced Fund
Class Name	Class R
Trading Symbol	IYBFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Balanced Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 68	1.30%
*	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.30%	[1]
Net Assets	$ 1,577,247,586
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 4,944,463
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,577,247,586
Total number of portfolio holdings	375
Total advisory fees paid	$ 4,944,463
Portfolio turnover rate	38%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing
a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	60.10%
Corporate Bonds	10.87%
Agency Mortgage-Backed Securities	9.70%
US Treasury Obligations	6.21%
Short-Term Investments	4.29%
Non-Agency Commercial Mortgage-Backed Securities	2.95%
Exchange-Traded Fund	2.82%
Non-Agency Asset-Backed Securities	1.13%
Agency Collateralized Mortgage Obligations	0.91%
Non-Agency Collateralized Mortgage Obligations	0.55%
Loan Agreements	0.38%
Top 10 equity holdings
Microsoft	4.50%
NVIDIA	3.01%
Apple	2.89%
Amazon.com	2.13%
UnitedHealth Group	2.06%
HCA Healthcare	2.02%
Alphabet Class A	1.73%
Taiwan Semiconductor Manufacturing ADR	1.65%
Costco Wholesale	1.58%
Fiserv	1.56%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	4.50%
NVIDIA	3.01%
Apple	2.89%
Amazon.com	2.13%
UnitedHealth Group	2.06%
HCA Healthcare	2.02%
Alphabet Class A	1.73%
Taiwan Semiconductor Manufacturing ADR	1.65%
Costco Wholesale	1.58%
Fiserv	1.56%

Delaware Ivy Global Bond Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Global Bond Fund
Class Name	Class R6
Trading Symbol	IVBDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Global Bond Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 30	0.58%
*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 511,641,858
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 1,168,733
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 20 24)
Fund net assets	$ 511,641,858
Total number of portfolio holdings	330
Total advisory fees paid	$ 1,168,733
Portfolio turnover rate	115%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	40.21%
United Kingdom	9.30%
Australia	7.78%
France	4.55%
Spain	3.41%
Ireland	3.34%
Netherlands	3.19%
Italy	2.56%
Germany	2.45%
Ja pa n	1.83%

Sector allocation
Banking	14.09%
Energy	3.10%
Electric	3.01%
Consumer Non-Cyclical	2.71%
Finance Companies	2.46%
Communications	2.15%
Capital Goods	2.09%
Insurance	1.84%
Consumer Cyclical	1.71%
Technology	1.65%

Delaware Ivy Asset Strategy Fund - Class C
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Asset Strategy Fund
Class Name	Class C
Trading Symbol	WASCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Asset Strategy Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 97	1.87%
*	Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.87%	[1]
Net Assets	$ 1,845,864,558
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 6,192,547
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,845,864,558
Total number of portfolio holdings	404
Total advisory fees paid	$ 6,192,547
Portfolio turnover rate	24%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	66.71%
Corporate Bonds	14.41%
Bullion	4.68%
Agency Mortgage-Backed Securities	4.36%
Short-Term Investments	3.19%
Loan Agreements	1.57%
Exchange-Traded Funds	1.50%
Non-Agency Commercial Mortgage-Backed Securities	1.09%
US Treasury Obligations	0.75%
Non-Agency Collateralized Mortgage Obligations	0.45%
Top 10 equity holdings
Microsoft	3.72%
NVIDIA	2.72%
Alphabet Class A	2.27%
Amazon.com	2.21%
Apple	2.14%
Taiwan Semiconductor Manufacturing	1.95%
Mastercard Class A	1.56%
Home Depot	1.51%
Eli Lilly & Co.	1.49%
Salesforce	1.44%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	3.72%
NVIDIA	2.72%
Alphabet Class A	2.27%
Amazon.com	2.21%
Apple	2.14%
Taiwan Semiconductor Manufacturing	1.95%
Mastercard Class A	1.56%
Home Depot	1.51%
Eli Lilly & Co.	1.49%
Salesforce	1.44%

Delaware Ivy Core Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Core Equity Fund
Class Name	Class I
Trading Symbol	ICIEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Core Equity Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 40	0.75%
*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 3,880,535,664
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 11,540,258
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 3,880,535,664
Total number of portfolio holdings	49
Total advisory fees paid	$ 11,540,258
Portfolio turnover rate	10%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	29.47%
Financials	20.86%
Healthcare	11.40%
Communication Services	8.50%
Industrials	8.49%
Consumer Discretionary	7.21%
Materials	5.05%
Consumer Staples	3.92%
Energy	1.36%
Utilities	1.23%

Top 10 equity holdings
Microsoft	7.37%
NVIDIA	4.91%
Apple	4.70%
Alphabet Class A	4.63%
Amazon.com	3.48%
UnitedHealth Group	3.36%
HCA Healthcare	3.21%
Taiwan Semiconductor Manufacturing ADR	2.68%
Costco Wholesale	2.56%
Fiserv	2.54%
Categorizations used for financial reporting purposes may differ from categorizations
u
sed for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	7.37%
NVIDIA	4.91%
Apple	4.70%
Alphabet Class A	4.63%
Amazon.com	3.48%
UnitedHealth Group	3.36%
HCA Healthcare	3.21%
Taiwan Semiconductor Manufacturing ADR	2.68%
Costco Wholesale	2.56%
Fiserv	2.54%

Delaware Ivy Systematic Emerging Markets Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Systematic Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	IPOCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 94	1.80%
*	Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.80%	[1]
Net Assets	$ 736,764,288
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 1,816,672
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 736,764,288
Total number of portfolio holdings	99
Total advisory fees paid	$ 1,816,672
Portfolio turnover rate	17%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	32.46%
India	22.86%
Taiwan	18.48%
South Korea	8.73%
Indonesia	5.05%
Brazil	4.86%
South Africa	2.71%
Türkiye	2.63%
Mexico	2.19%
Saudi Arabia	0.15%

Sector allocation
Information Technology	28.51%
Financials	21.33%
Consumer Discretionary	15.96%
Communication Services	10.67%
Energy	9.07%
Industrials	5.54%
Consumer Staples	4.96%
Healthcare	1.83%
Materials	1.58%
Utilities	0.57%
Real Estate	0.10%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.71%
Tencent Holdings	5.42%
Samsung Electronics	4.52%
ICICI Bank	4.01%
Infosys	2.94%
NetEase	2.89%
Tata Consultancy Services	2.70%
Hero MotoCorp	2.62%
Alibaba Group Holding	2.56%
Bank Central Asia	2.47%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.71%
Tencent Holdings	5.42%
Samsung Electronics	4.52%
ICICI Bank	4.01%
Infosys	2.94%
NetEase	2.89%
Tata Consultancy Services	2.70%
Hero MotoCorp	2.62%
Alibaba Group Holding	2.56%
Bank Central Asia	2.47%

Delaware Ivy Natural Resources Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Natural Resources Fund
Class Name	Class Y
Trading Symbol	IGNYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Natural Resources Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 71	1.38%
*	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.38%	[1]
Net Assets	$ 190,848,085
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 711,917
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 190,848,085
Total number of portfolio holdings	39
Total advisory fees paid	$ 711,917
Portfolio turnover rate	16%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category re presentin
g a percentage of the total net assets of the Fund.
Sector allocation
Oil & Gas Exploration & Production	15.51%
Gold	15.08%
Diversified Metals & Mining	11.72%
Fertilizers & Agricultural Chemicals	8.57%
Integrated Oil & Gas	7.45%
Construction Materials	4.65%
Oil & Gas Equipment & Services	4.00%
Forest Products	3.94%
Aluminum	3.62%
Copper	3.22%

Top 10 equity holdings
Newmont	7.66%
Shell	5.73%
CF Industries Holdings	5.55%
Anglo American	5.18%
CRH	4.65%
Schlumberger	4.00%
Wheaton Precious Metals	3.90%
Hudbay Minerals	3.65%
Alcoa	3.62%
Endeavour Mining	3.52%

Largest Holdings [Text Block]
Top 10 equity holdings
Newmont	7.66%
Shell	5.73%
CF Industries Holdings	5.55%
Anglo American	5.18%
CRH	4.65%
Schlumberger	4.00%
Wheaton Precious Metals	3.90%
Hudbay Minerals	3.65%
Alcoa	3.62%
Endeavour Mining	3.52%

Delaware Ivy Science and Technology Fund - Class R
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Science and Technology Fund
Class Name	Class R
Trading Symbol	WSTRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Science and Technology Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 76	1.43%
*	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.43%	[1]
Net Assets	$ 5,964,974,936
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 23,027,965
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 5,964,974,936
Total number of portfolio holdings	35
Total advisory fees paid	$ 23,027,965
Portfolio turnover rate	21%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	66.99%
Communication Services	13.39%
Consumer Discretionary	10.27%
Healthcare	5.52%
Industrials	3.51%

Top 10 equity holdings
Meta Platforms Class A	9.87%
NVIDIA	8.03%
Microsoft	7.36%
Seagate Technology Holdings	5.98%
Broadcom	5.60%
Zebra Technologies Class A	4.81%
Amazon.com	4.63%
SAP ADR	3.66%
Taiwan Semiconductor Manufacturing ADR	3.65%
ASML Holding	3.34%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Meta Platforms Class A	9.87%
NVIDIA	8.03%
Microsoft	7.36%
Seagate Technology Holdings	5.98%
Broadcom	5.60%
Zebra Technologies Class A	4.81%
Amazon.com	4.63%
SAP ADR	3.66%
Taiwan Semiconductor Manufacturing ADR	3.65%
ASML Holding	3.34%

Delaware Real Estate Securities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Delaware Real Estate Securities Fund
Class Name	Class C
Trading Symbol	IRSCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Real Estate Securities Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 104	1.95%
*	Annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.95%	[1]
Net Assets	$ 114,688,210
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 243,597
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 114,688,210
Total number of portfolio holdings	32
Total advisory fees paid	$ 243,597
Portfolio turnover rate	22%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
REIT Healthcare	18.38%
REIT Data Center	16.76%
REIT Retail	14.38%
REIT Multifamily	11.23%
REIT Industrial	10.89%
REIT Single Family	6.53%
REIT Self-Storage	4.91%
REIT Specialty	4.60%
REIT Diversified	3.20%
REIT Hotel	2.36%

Top 10 equ
it
y holdi
n
gs
Equinix	13.07%
Welltower	11.94%
Public Storage	4.91%
Agree Realty	4.84%
AvalonBay Communities	4.74%
VICI Properties	4.61%
Prologis	4.25%
Invitation Homes	4.04%
Alexandria Real Estate Equities	3.71%
Digital Realty Trust	3.69%

Largest Holdings [Text Block]
Top 10 equ
it
y holdi
n
gs
Equinix	13.07%
Welltower	11.94%
Public Storage	4.91%
Agree Realty	4.84%
AvalonBay Communities	4.74%
VICI Properties	4.61%
Prologis	4.25%
Invitation Homes	4.04%
Alexandria Real Estate Equities	3.71%
Digital Realty Trust	3.69%

Delaware Ivy Asset Strategy Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Asset Strategy Fund
Class Name	Class Y
Trading Symbol	WASYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Asset Strategy Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 58	1.12%
*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.12%	[1]
Net Assets	$ 1,845,864,558
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 6,192,547
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,845,864,558
Total number of portfolio holdings	404
Total advisory fees paid	$ 6,192,547
Portfolio turnover rate	24%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each
category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	66.71%
Corporate Bonds	14.41%
Bullion	4.68%
Agency Mortgage-Backed Securities	4.36%
Short-Term Investments	3.19%
Loan Agreements	1.57%
Exchange-Traded Funds	1.50%
Non-Agency Commercial Mortgage-Backed Securities	1.09%
US Treasury Obligations	0.75%
Non-Agency Collateralized Mortgage Obligations	0.45%
Top 10 equity holdings
Microsoft	3.72%
NVIDIA	2.72%
Alphabet Class A	2.27%
Amazon.com	2.21%
Apple	2.14%
Taiwan Semiconductor Manufacturing	1.95%
Mastercard Class A	1.56%
Home Depot	1.51%
Eli Lilly & Co.	1.49%
Salesforce	1.44%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	3.72%
NVIDIA	2.72%
Alphabet Class A	2.27%
Amazon.com	2.21%
Apple	2.14%
Taiwan Semiconductor Manufacturing	1.95%
Mastercard Class A	1.56%
Home Depot	1.51%
Eli Lilly & Co.	1.49%
Salesforce	1.44%

Delaware Real Estate Securities Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Delaware Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	IRSEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Real Estate Securities Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 43	0.80%
*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 114,688,210
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 243,597
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of Septem b er 30, 2024)
Fund net assets	$ 114,688,210
Total number of portfolio holdings	32
Total advisory fees paid	$ 243,597
Portfolio turnover rate	22%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
REIT Healthcare	18.38%
REIT Data Center	16.76%
REIT Retail	14.38%
REIT Multifamily	11.23%
REIT Industrial	10.89%
REIT Single Family	6.53%
REIT Self-Storage	4.91%
REIT Specialty	4.60%
REIT Diversified	3.20%
REIT Hotel	2.36%

Top 10 equity h
old
ings
Equinix	13.07%
Welltower	11.94%
Public Storage	4.91%
Agree Realty	4.84%
AvalonBay Communities	4.74%
VICI Properties	4.61%
Prologis	4.25%
Invitation Homes	4.04%
Alexandria Real Estate Equities	3.71%
Digital Realty Trust	3.69%

Largest Holdings [Text Block]
Top 10 equity h
old
ings
Equinix	13.07%
Welltower	11.94%
Public Storage	4.91%
Agree Realty	4.84%
AvalonBay Communities	4.74%
VICI Properties	4.61%
Prologis	4.25%
Invitation Homes	4.04%
Alexandria Real Estate Equities	3.71%
Digital Realty Trust	3.69%

Delaware Ivy International Core Equity Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Delaware Ivy International Core Equity Fund
Class Name	Class Y
Trading Symbol	IVVYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy International Core Equity Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 53	1.03%
*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%	[1]
Net Assets	$ 1,616,067,129
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 4,539,354
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,616,067,129
Total number of portfolio holdings	58
Total advisory fees paid	$ 4,539,354
Portfolio turnover rate	41%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
France	12.31%
Japan	11.92%
Germany	11.12%
China	8.99%
United Kingdom	7.85%
India	6.86%
Netherlands	6.82%
South Korea	4.43%
Brazil	4.41%
Taiwan	4.24%

Sector allocation
Financials	19.85%
Industrials	15.30%
Consumer Discretionary	14.08%
Information Technology	14.08%
Healthcare	12.13%
Communication Services	9.03%
Consumer Staples	6.98%
Materials	3.41%
Energy	2.62%
Utilities	1.36%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.24%
MercadoLibre	3.37%
SAP	2.95%
Airbus	2.67%
KB Financial Group	2.57%
Thales	2.56%
Sea ADR	2.46%
Banco Bilbao Vizcaya Argentaria	2.40%
HDFC Bank	2.36%
Deutsche Telekom	2.27%

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.24%
MercadoLibre	3.37%
SAP	2.95%
Airbus	2.67%
KB Financial Group	2.57%
Thales	2.56%
Sea ADR	2.46%
Banco Bilbao Vizcaya Argentaria	2.40%
HDFC Bank	2.36%
Deutsche Telekom	2.27%

Delaware Ivy Mid Cap Income Opportunities Fund - Class R
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Mid Cap Income Opportunities Fund
Class Name	Class R
Trading Symbol	IVORX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 68	1.33%
*	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.33%	[1]
Net Assets	$ 1,128,335,560
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 3,527,477
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,128,335,560
Total number of portfolio holdings	35
Total advisory fees paid	$ 3,527,477
Portfolio turnover rate	15%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrials	31.27%
Consumer Discretionary	19.68%
Materials	14.05%
Financials	8.57%
Information Technology	8.43%
Healthcare	5.65%
Consumer Staples	5.62%
Real Estate	5.49%

Top 10 equity holdings
L3Harris Technologies	2.91%
Extra Space Storage	2.89%
Tractor Supply	2.89%
First American Financial	2.88%
Levi Strauss & Co. Class A	2.87%
Broadridge Financial Solutions	2.87%
Arthur J Gallagher & Co.	2.86%
Rollins	2.86%
Stanley Black & Decker	2.86%
TE Connectivity	2.86%
Categorizations used for financial reporting purposes may differ from categorizations used
for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
L3Harris Technologies	2.91%
Extra Space Storage	2.89%
Tractor Supply	2.89%
First American Financial	2.88%
Levi Strauss & Co. Class A	2.87%
Broadridge Financial Solutions	2.87%
Arthur J Gallagher & Co.	2.86%
Rollins	2.86%
Stanley Black & Decker	2.86%
TE Connectivity	2.86%

Delaware Ivy Small Cap Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Small Cap Growth Fund
Class Name	Class C
Trading Symbol	WRGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Small Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 95	1.89%
*	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.89%	[1]
Net Assets	$ 1,308,789,809
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 4,463,165
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,308,789,809
Total number of portfolio holdings	77
Total advisory fees paid	$ 4,463,165
Portfolio turnover rate	33%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	24.45%
Information Technology	22.93%
Industrials	21.78%
Consumer Discretionary	12.74%
Financials	7.86%
Materials	3.75%
Consumer Staples	2.72%
Communication Services	1.76%
Energy	1.61%

Top 10 equity holdings
CyberArk Software	3.87%
Parsons	3.13%
Federal Signal	3.02%
ATI	2.95%
Clean Harbors	2.72%
Varonis Systems	2.41%
Verra Mobility	2.24%
Integer Holdings	2.23%
Red Rock Resorts Class A	2.13%
Vericel	2.08%

Largest Holdings [Text Block]
Top 10 equity holdings
CyberArk Software	3.87%
Parsons	3.13%
Federal Signal	3.02%
ATI	2.95%
Clean Harbors	2.72%
Varonis Systems	2.41%
Verra Mobility	2.24%
Integer Holdings	2.23%
Red Rock Resorts Class A	2.13%
Vericel	2.08%

Delaware Ivy Large Cap Growth Fund - Class R
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Large Cap Growth Fund
Class Name	Class R
Trading Symbol	WLGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Large Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 60	1.14%
*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.14%	[1]
Net Assets	$ 8,420,888,668
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 19,859,522
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 8,420,888,668
Total number of portfolio holdings	36
Total advisory fees paid	$ 19,859,522
Portfolio turnover rate	9%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	43.12%
Healthcare	11.52%
Financials	11.35%
Consumer Discretionary	11.23%
Communication Services	8.46%
Industrials	8.15%
Real Estate	3.22%
Consumer Staples	2.49%

Top 10 equity holdings
Microsoft	13.04%
NVIDIA	9.98%
Apple	7.04%
Amazon.com	6.59%
Alphabet Class A	5.71%
Visa Class A	5.24%
UnitedHealth Group	4.16%
Intercontinental Exchange	3.15%
Motorola Solutions	2.99%
Danaher	2.80%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance
purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	13.04%
NVIDIA	9.98%
Apple	7.04%
Amazon.com	6.59%
Alphabet Class A	5.71%
Visa Class A	5.24%
UnitedHealth Group	4.16%
Intercontinental Exchange	3.15%
Motorola Solutions	2.99%
Danaher	2.80%

Delaware Ivy Small Cap Growth Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	WSCYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Small Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six
months
?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 58	1.14%
*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%	[1]
Net Assets	$ 1,308,789,809
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 4,463,165
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,308,789,809
Total number of portfolio holdings	77
Total advisory fees paid	$ 4,463,165
Portfolio turnover rate	33%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	24.45%
Information Technology	22.93%
Industrials	21.78%
Consumer Discretionary	12.74%
Financials	7.86%
Materials	3.75%
Consumer Staples	2.72%
Communication Services	1.76%
Energy	1.61%

Top 10 equity holdings
CyberArk Software	3.87%
Parsons	3.13%
Federal Signal	3.02%
ATI	2.95%
Clean Harbors	2.72%
Varonis Systems	2.41%
Verra Mobility	2.24%
Integer Holdings	2.23%
Red Rock Resorts Class A	2.13%
Vericel	2.08%

Largest Holdings [Text Block]
Top 10 equity holdings
CyberArk Software	3.87%
Parsons	3.13%
Federal Signal	3.02%
ATI	2.95%
Clean Harbors	2.72%
Varonis Systems	2.41%
Verra Mobility	2.24%
Integer Holdings	2.23%
Red Rock Resorts Class A	2.13%
Vericel	2.08%

Delaware Ivy Mid Cap Growth Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Mid Cap Growth Fund
Class Name	Class Y
Trading Symbol	WMGYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 52	1.04%
*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[1]
Net Assets	$ 6,674,049,585
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 20,036,342
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 6,674,049,585
Total number of portfolio holdings	66
Total advisory fees paid	$ 20,036,342
Portfolio turnover rate	19%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	25.82%
Healthcare	20.20%
Industrials	18.53%
Consumer Discretionary	14.39%
Financials	8.19%
Communication Services	4.74%
Real Estate	3.74%
Consumer Staples	2.34%
Materials	1.56%

Top 10 equity holdings
CoStar Group	3.74%
Floor & Decor Holdings Class A	2.68%
Trade Desk Class A	2.54%
MarketAxess Holdings	2.52%
Monolithic Power Systems	2.52%
IDEXX Laboratories	2.31%
Pinterest Class A	2.21%
Pool	2.17%
HEICO Class A	2.10%
Veeva Systems Class A	2.06%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance
purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
CoStar Group	3.74%
Floor & Decor Holdings Class A	2.68%
Trade Desk Class A	2.54%
MarketAxess Holdings	2.52%
Monolithic Power Systems	2.52%
IDEXX Laboratories	2.31%
Pinterest Class A	2.21%
Pool	2.17%
HEICO Class A	2.10%
Veeva Systems Class A	2.06%

Delaware Ivy High Income Fund - Class R
Shareholder Report [Line Items]
Fund Name	Delaware Ivy High Income Fund
Class Name	Class R
Trading Symbol	IYHIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy High Income Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based
on
a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 59	1.14%
*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%	[1]
Net Assets	$ 2,754,919,482
Holdings Count | Holding	249
Advisory Fees Paid, Amount	$ 6,460,916
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 2,754,919,482
Total number of portfolio holdings	249
Total advisory fees paid	$ 6,460,916
Portfolio turnover rate	31%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	12.84%
Media	9.74%
Basic Industry	9.25%
Healthcare	8.09%
Telecommunications	7.71%
Capital Goods	7.70%
Leisure	7.62%
Services	6.41%
Technology & Electronics	5.60%
Financial Services	4.42%

Delaware Ivy Mid Cap Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	WMGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Mid Cap Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 89	1.79%
*	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.79%	[1]
Net Assets	$ 6,674,049,585
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 20,036,342
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 6,674,049,585
Total number of portfolio holdings	66
Total advisory fees paid	$ 20,036,342
Portfolio turnover rate	19%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	25.82%
Healthcare	20.20%
Industrials	18.53%
Consumer Discretionary	14.39%
Financials	8.19%
Communication Services	4.74%
Real Estate	3.74%
Consumer Staples	2.34%
Materials	1.56%

Top 10 equity holdings
CoStar Group	3.74%
Floor & Decor Holdings Class A	2.68%
Trade Desk Class A	2.54%
MarketAxess Holdings	2.52%
Monolithic Power Systems	2.52%
IDEXX Laboratories	2.31%
Pinterest Class A	2.21%
Pool	2.17%
HEICO Class A	2.10%
Veeva Systems Class A	2.06%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes
.

Largest Holdings [Text Block]
Top 10 equity holdings
CoStar Group	3.74%
Floor & Decor Holdings Class A	2.68%
Trade Desk Class A	2.54%
MarketAxess Holdings	2.52%
Monolithic Power Systems	2.52%
IDEXX Laboratories	2.31%
Pinterest Class A	2.21%
Pool	2.17%
HEICO Class A	2.10%
Veeva Systems Class A	2.06%

Delaware Ivy Smid Cap Core Fund - Class R
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Smid Cap Core Fund
Class Name	Class R
Trading Symbol	IYSMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Smid Cap Core Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 72	1.39%
*	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.39%	[1]
Net Assets	$ 352,906,045
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 1,047,484
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 352,906,045
Total number of portfolio holdings	128
Total advisory fees paid	$ 1,047,484
Portfolio turnover rate	8%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Finance	14.50%
Technology	13.88%
Healthcare	13.19%
Capital Goods	11.90%
Real Estate Investment Trusts	7.51%
Basic Materials	7.25%
Business Services	5.16%
Energy	4.86%
Consumer Discretionary	4.27%
Credit Cyclicals	3.71%

Top 10 equity holdings
East West Bancorp	1.58%
Chesapeake Energy	1.47%
Boise Cascade	1.39%
Carlisle	1.35%
Casey's General Stores	1.34%
Liberty Energy	1.34%
Webster Financial	1.33%
Stifel Financial	1.33%
Steven Madden	1.30%
Guidewire Software	1.30%

Largest Holdings [Text Block]
Top 10 equity holdings
East West Bancorp	1.58%
Chesapeake Energy	1.47%
Boise Cascade	1.39%
Carlisle	1.35%
Casey's General Stores	1.34%
Liberty Energy	1.34%
Webster Financial	1.33%
Stifel Financial	1.33%
Steven Madden	1.30%
Guidewire Software	1.30%

Delaware Ivy Core Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Core Equity Fund
Class Name	Class C
Trading Symbol	WTRCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Core Equity Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 92	1.75%
*	Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.75%	[1]
Net Assets	$ 3,880,535,664
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 11,540,258
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 3,880,535,664
Total number of portfolio holdings	49
Total advisory fees paid	$ 11,540,258
Portfolio turnover rate	10%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	29.47%
Financials	20.86%
Healthcare	11.40%
Communication Services	8.50%
Industrials	8.49%
Consumer Discretionary	7.21%
Materials	5.05%
Consumer Staples	3.92%
Energy	1.36%
Utilities	1.23%

Top 10 equity holdings
Microsoft	7.37%
NVIDIA	4.91%
Apple	4.70%
Alphabet Class A	4.63%
Amazon.com	3.48%
UnitedHealth Group	3.36%
HCA Healthcare	3.21%
Taiwan Semiconductor Manufacturing ADR	2.68%
Costco Wholesale	2.56%
Fiserv	2.54%
Categorizations used for financial reporting purposes may differ from categorizations used fo
r r
egulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	7.37%
NVIDIA	4.91%
Apple	4.70%
Alphabet Class A	4.63%
Amazon.com	3.48%
UnitedHealth Group	3.36%
HCA Healthcare	3.21%
Taiwan Semiconductor Manufacturing ADR	2.68%
Costco Wholesale	2.56%
Fiserv	2.54%

Delaware Ivy Balanced Fund - Class I
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Balanced Fund
Class Name	Class I
Trading Symbol	IYBIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Balanced Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 42	0.80%
*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 1,577,247,586
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 4,944,463
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,577,247,586
Total number of portfolio holdings	375
Total advisory fees paid	$ 4,944,463
Portfolio turnover rate	38%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage
of the total net assets of the Fund.
Portfolio composition
Common Stocks	60.10%
Corporate Bonds	10.87%
Agency Mortgage-Backed Securities	9.70%
US Treasury Obligations	6.21%
Short-Term Investments	4.29%
Non-Agency Commercial Mortgage-Backed Securities	2.95%
Exchange-Traded Fund	2.82%
Non-Agency Asset-Backed Securities	1.13%
Agency Collateralized Mortgage Obligations	0.91%
Non-Agency Collateralized Mortgage Obligations	0.55%
Loan Agreements	0.38%
Top 10 equity holdings
Microsoft	4.50%
NVIDIA	3.01%
Apple	2.89%
Amazon.com	2.13%
UnitedHealth Group	2.06%
HCA Healthcare	2.02%
Alphabet Class A	1.73%
Taiwan Semiconductor Manufacturing ADR	1.65%
Costco Wholesale	1.58%
Fiserv	1.56%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	4.50%
NVIDIA	3.01%
Apple	2.89%
Amazon.com	2.13%
UnitedHealth Group	2.06%
HCA Healthcare	2.02%
Alphabet Class A	1.73%
Taiwan Semiconductor Manufacturing ADR	1.65%
Costco Wholesale	1.58%
Fiserv	1.56%

Delaware Ivy Science and Technology Fund - Class I
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Science and Technology Fund
Class Name	Class I
Trading Symbol	ISTIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Science and Technology Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 49	0.93%
*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%	[1]
Net Assets	$ 5,964,974,936
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 23,027,965
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 5,964,974,936
Total number of portfolio holdings	35
Total advisory fees paid	$ 23,027,965
Portfolio turnover rate	21%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	66.99%
Communication Services	13.39%
Consumer Discretionary	10.27%
Healthcare	5.52%
Industrials	3.51%

Top 10 equity holdings
Meta Platforms Class A	9.87%
NVIDIA	8.03%
Microsoft	7.36%
Seagate Technology Holdings	5.98%
Broadcom	5.60%
Zebra Technologies Class A	4.81%
Amazon.com	4.63%
SAP ADR	3.66%
Taiwan Semiconductor Manufacturing ADR	3.65%
ASML Holding	3.34%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Meta Platforms Class A	9.87%
NVIDIA	8.03%
Microsoft	7.36%
Seagate Technology Holdings	5.98%
Broadcom	5.60%
Zebra Technologies Class A	4.81%
Amazon.com	4.63%
SAP ADR	3.66%
Taiwan Semiconductor Manufacturing ADR	3.65%
ASML Holding	3.34%

Delaware Ivy Asset Strategy Fund - Class A
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Asset Strategy Fund
Class Name	Class A
Trading Symbol	WASAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Asset Strategy Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 58	1.12%
*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.12%	[1]
Net Assets	$ 1,845,864,558
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 6,192,547
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,845,864,558
Total number of portfolio holdings	404
Total advisory fees paid	$ 6,192,547
Portfolio turnover rate	24%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	66.71%
Corporate Bonds	14.41%
Bullion	4.68%
Agency Mortgage-Backed Securities	4.36%
Short-Term Investments	3.19%
Loan Agreements	1.57%
Exchange-Traded Funds	1.50%
Non-Agency Commercial Mortgage-Backed Securities	1.09%
US Treasury Obligations	0.75%
Non-Agency Collateralized Mortgage Obligations	0.45%
Top 10 equity holdings
Microsoft	3.72%
NVIDIA	2.72%
Alphabet Class A	2.27%
Amazon.com	2.21%
Apple	2.14%
Taiwan Semiconductor Manufacturing	1.95%
Mastercard Class A	1.56%
Home Depot	1.51%
Eli Lilly & Co.	1.49%
Salesforce	1.44%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	3.72%
NVIDIA	2.72%
Alphabet Class A	2.27%
Amazon.com	2.21%
Apple	2.14%
Taiwan Semiconductor Manufacturing	1.95%
Mastercard Class A	1.56%
Home Depot	1.51%
Eli Lilly & Co.	1.49%
Salesforce	1.44%

Delaware Ivy Systematic Emerging Markets Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Systematic Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	IPOAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 55	1.05%
*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 736,764,288
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 1,816,672
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 736,764,288
Total number of portfolio holdings	99
Total advisory fees paid	$ 1,816,672
Portfolio turnover rate	17%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	32.46%
India	22.86%
Taiwan	18.48%
South Korea	8.73%
Indonesia	5.05%
Brazil	4.86%
South Africa	2.71%
Türkiye	2.63%
Mexico	2.19%
Saudi Arabia	0.15%

Sector allocation
Information Technology	28.51%
Financials	21.33%
Consumer Discretionary	15.96%
Communication Services	10.67%
Energy	9.07%
Industrials	5.54%
Consumer Staples	4.96%
Healthcare	1.83%
Materials	1.58%
Utilities	0.57%
Real Estate	0.10%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.71%
Tencent Holdings	5.42%
Samsung Electronics	4.52%
ICICI Bank	4.01%
Infosys	2.94%
NetEase	2.89%
Tata Consultancy Services	2.70%
Hero MotoCorp	2.62%
Alibaba Group Holding	2.56%
Bank Central Asia	2.47%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.71%
Tencent Holdings	5.42%
Samsung Electronics	4.52%
ICICI Bank	4.01%
Infosys	2.94%
NetEase	2.89%
Tata Consultancy Services	2.70%
Hero MotoCorp	2.62%
Alibaba Group Holding	2.56%
Bank Central Asia	2.47%

Delaware Ivy Global Bond Fund - Class R
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Global Bond Fund
Class Name	Class R
Trading Symbol	IYGOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Global Bond Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R	$ 62	1.21%
*	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%	[1]
Net Assets	$ 511,641,858
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 1,168,733
Investment Company, Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of Se pte mber 30, 2024)
Fund net assets	$ 511,641,858
Total number of portfolio holdings	330
Total advisory fees paid	$ 1,168,733
Portfolio turnover rate	115%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	40.21%
United Kingdom	9.30%
Australia	7.78%
France	4.55%
Spain	3.41%
Ireland	3.34%
Netherlands	3.19%
Italy	2.56%
Germany	2.45%
Japan	1.83%

Sector allocation
Banking	14.09%
Energy	3.10%
Electric	3.01%
Consumer Non-Cyclical	2.71%
Finance Companies	2.46%
Communications	2.15%
Capital Goods	2.09%
Insurance	1.84%
Consumer Cyclical	1.71%
Technology	1.65%

Delaware Ivy International Core Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Delaware Ivy International Core Equity Fund
Class Name	Class C
Trading Symbol	IVIFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy International Core Equity Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 91	1.78%
*	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.78%	[1]
Net Assets	$ 1,616,067,129
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 4,539,354
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,616,067,129
Total number of portfolio holdings	58
Total advisory fees paid	$ 4,539,354
Portfolio turnover rate	41%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing
a
percentage of the total net
assets
of the Fund.
Country allocation
France	12.31%
Japan	11.92%
Germany	11.12%
China	8.99%
United Kingdom	7.85%
India	6.86%
Netherlands	6.82%
South Korea	4.43%
Brazil	4.41%
Taiwan	4.24%

Sector allocation
Financials	19.85%
Industrials	15.30%
Consumer Discretionary	14.08%
Information Technology	14.08%
Healthcare	12.13%
Communication Services	9.03%
Consumer Staples	6.98%
Materials	3.41%
Energy	2.62%
Utilities	1.36%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.24%
MercadoLibre	3.37%
SAP	2.95%
Airbus	2.67%
KB Financial Group	2.57%
Thales	2.56%
Sea ADR	2.46%
Banco Bilbao Vizcaya Argentaria	2.40%
HDFC Bank	2.36%
Deutsche Telekom	2.27%

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.24%
MercadoLibre	3.37%
SAP	2.95%
Airbus	2.67%
KB Financial Group	2.57%
Thales	2.56%
Sea ADR	2.46%
Banco Bilbao Vizcaya Argentaria	2.40%
HDFC Bank	2.36%
Deutsche Telekom	2.27%

Delaware Real Estate Securities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Delaware Real Estate Securities Fund
Class Name	Class A
Trading Symbol	IRSAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Real Estate Securities Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 64	1.20%
*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%	[1]
Net Assets	$ 114,688,210
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 243,597
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 114,688,210
Total number of portfolio holdings	32
Total advisory fees paid	$ 243,597
Portfolio turnover rate	22%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of
the
Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
REIT Healthcare	18.38%
REIT Data Center	16.76%
REIT Retail	14.38%
REIT Multifamily	11.23%
REIT Industrial	10.89%
REIT Single Family	6.53%
REIT Self-Storage	4.91%
REIT Specialty	4.60%
REIT Diversified	3.20%
REIT Hotel	2.36%

Top 10 equ
it
y holdings
Equinix	13.07%
Welltower	11.94%
Public Storage	4.91%
Agree Realty	4.84%
AvalonBay Communities	4.74%
VICI Properties	4.61%
Prologis	4.25%
Invitation Homes	4.04%
Alexandria Real Estate Equities	3.71%
Digital Realty Trust	3.69%

Largest Holdings [Text Block]
Top 10 equ
it
y holdings
Equinix	13.07%
Welltower	11.94%
Public Storage	4.91%
Agree Realty	4.84%
AvalonBay Communities	4.74%
VICI Properties	4.61%
Prologis	4.25%
Invitation Homes	4.04%
Alexandria Real Estate Equities	3.71%
Digital Realty Trust	3.69%

Delaware Ivy Core Equity Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Core Equity Fund
Class Name	Class Y
Trading Symbol	WCEYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Core Equity Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 53	1.00%
*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 3,880,535,664
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 11,540,258
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 3,880,535,664
Total number of portfolio holdings	49
Total advisory fees paid	$ 11,540,258
Portfolio turnover rate	10%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category
representing
a percentage of the total net assets of the Fund.
Sector allocation
Information Technology	29.47%
Financials	20.86%
Healthcare	11.40%
Communication Services	8.50%
Industrials	8.49%
Consumer Discretionary	7.21%
Materials	5.05%
Consumer Staples	3.92%
Energy	1.36%
Utilities	1.23%

Top 10 equity holdings
Microsoft	7.37%
NVIDIA	4.91%
Apple	4.70%
Alphabet Class A	4.63%
Amazon.com	3.48%
UnitedHealth Group	3.36%
HCA Healthcare	3.21%
Taiwan Semiconductor Manufacturing ADR	2.68%
Costco Wholesale	2.56%
Fiserv	2.54%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	7.37%
NVIDIA	4.91%
Apple	4.70%
Alphabet Class A	4.63%
Amazon.com	3.48%
UnitedHealth Group	3.36%
HCA Healthcare	3.21%
Taiwan Semiconductor Manufacturing ADR	2.68%
Costco Wholesale	2.56%
Fiserv	2.54%

Delaware Ivy Asset Strategy Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Asset Strategy Fund
Class Name	Class R6
Trading Symbol	IASTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Asset Strategy Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for t
he l
ast six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 40	0.77%
*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 1,845,864,558
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 6,192,547
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 1,845,864,558
Total number of portfolio holdings	404
Total advisory fees paid	$ 6,192,547
Portfolio turnover rate	24%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percent
a
ge of the total
net
assets of the Fund.
Portfolio composition
Common Stocks	66.71%
Corporate Bonds	14.41%
Bullion	4.68%
Agency Mortgage-Backed Securities	4.36%
Short-Term Investments	3.19%
Loan Agreements	1.57%
Exchange-Traded Funds	1.50%
Non-Agency Commercial Mortgage-Backed Securities	1.09%
US Treasury Obligations	0.75%
Non-Agency Collateralized Mortgage Obligations	0.45%
Top 10 equity holdings
Microsoft	3.72%
NVIDIA	2.72%
Alphabet Class A	2.27%
Amazon.com	2.21%
Apple	2.14%
Taiwan Semiconductor Manufacturing	1.95%
Mastercard Class A	1.56%
Home Depot	1.51%
Eli Lilly & Co.	1.49%
Salesforce	1.44%

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	3.72%
NVIDIA	2.72%
Alphabet Class A	2.27%
Amazon.com	2.21%
Apple	2.14%
Taiwan Semiconductor Manufacturing	1.95%
Mastercard Class A	1.56%
Home Depot	1.51%
Eli Lilly & Co.	1.49%
Salesforce	1.44%

Delaware Ivy Global Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Global Growth Fund
Class Name	Class C
Trading Symbol	IVNCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Global Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six month
s?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class C	$ 98	1.89%
*	Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.89%	[1]
Net Assets	$ 955,624,243
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 2,729,855
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 955,624,243
Total number of portfolio holdings	58
Total advisory fees paid	$ 2,729,855
Portfolio turnover rate	34%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investmen
t ma
keup of the Fund, with each category representing a percentage of the total net asset
s
of the Fu
n
d.
Country allocation
United States	64.11%
France	7.39%
Germany	5.23%
Japan	4.77%
India	3.51%
Taiwan	2.90%
Italy	1.64%
Singapore	1.50%
United Kingdom	1.27%
South Korea	1.24%

Sector allocation
Information Technology	25.20%
Financials	16.03%
Healthcare	12.73%
Industrials	12.58%
Communication Services	10.09%
Consumer Discretionary	9.65%
Consumer Staples	6.24%
Materials	2.61%
Energy	2.19%
Utilities	1.63%

Top 10 equity holdings
Microsoft	5.50%
NVIDIA	4.03%
Alphabet Class A	3.36%
Amazon.com	3.28%
Apple	3.17%
Taiwan Semiconductor Manufacturing	2.90%
Mastercard Class A	2.30%
Home Depot	2.24%
Eli Lilly & Co.	2.21%
Salesforce	2.13%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance
p
urposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	5.50%
NVIDIA	4.03%
Alphabet Class A	3.36%
Amazon.com	3.28%
Apple	3.17%
Taiwan Semiconductor Manufacturing	2.90%
Mastercard Class A	2.30%
Home Depot	2.24%
Eli Lilly & Co.	2.21%
Salesforce	2.13%

Delaware Ivy Global Growth Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Global Growth Fund
Class Name	Class Y
Trading Symbol	IVIYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Global Growth Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class Y	$ 59	1.14%
*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%	[1]
Net Assets	$ 955,624,243
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 2,729,855
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 955,624,243
Total number of portfolio holdings	58
Total advisory fees paid	$ 2,729,855
Portfolio turnover rate	34%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the tot al n
et assets of the Fund.
Country allocation
United States	64.11%
France	7.39%
Germany	5.23%
Japan	4.77%
India	3.51%
Taiwan	2.90%
Italy	1.64%
Singapore	1.50%
United Kingdom	1.27%
South Korea	1.24%

Sector allocation
Information Technology	25.20%
Financials	16.03%
Healthcare	12.73%
Industrials	12.58%
Communication Services	10.09%
Consumer Discretionary	9.65%
Consumer Staples	6.24%
Materials	2.61%
Energy	2.19%
Utilities	1.63%

Top 10 equity holdi
ngs
Microsoft	5.50%
NVIDIA	4.03%
Alphabet Class A	3.36%
Amazon.com	3.28%
Apple	3.17%
Taiwan Semiconductor Manufacturing	2.90%
Mastercard Class A	2.30%
Home Depot	2.24%
Eli Lilly & Co.	2.21%
Salesforce	2.13%
Categorizations used for financial reporting purposes
may
differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdi
ngs
Microsoft	5.50%
NVIDIA	4.03%
Alphabet Class A	3.36%
Amazon.com	3.28%
Apple	3.17%
Taiwan Semiconductor Manufacturing	2.90%
Mastercard Class A	2.30%
Home Depot	2.24%
Eli Lilly & Co.	2.21%
Salesforce	2.13%

Delaware Ivy Natural Resources Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Natural Resources Fund
Class Name	Class R6
Trading Symbol	INRSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Natural Resources Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 50	0.97%
*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 190,848,085
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 711,917
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 190,848,085
Total number of portfolio holdings	39
Total advisory fees paid	$ 711,917
Portfolio turnover rate	16%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Oil & Gas Exploration & Production	15.51%
Gold	15.08%
Diversified Metals & Mining	11.72%
Fertilizers & Agricultural Chemicals	8.57%
Integrated Oil & Gas	7.45%
Construction Materials	4.65%
Oil & Gas Equipment & Services	4.00%
Forest Products	3.94%
Aluminum	3.62%
Copper	3.22%

Top 10 e
quity
holdings
Newmont	7.66%
Shell	5.73%
CF Industries Holdings	5.55%
Anglo American	5.18%
CRH	4.65%
Schlumberger	4.00%
Wheaton Precious Metals	3.90%
Hudbay Minerals	3.65%
Alcoa	3.62%
Endeavour Mining	3.52%

Largest Holdings [Text Block]
Top 10 e
quity
holdings
Newmont	7.66%
Shell	5.73%
CF Industries Holdings	5.55%
Anglo American	5.18%
CRH	4.65%
Schlumberger	4.00%
Wheaton Precious Metals	3.90%
Hudbay Minerals	3.65%
Alcoa	3.62%
Endeavour Mining	3.52%

Delaware Ivy Natural Resources Fund - Class A
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Natural Resources Fund
Class Name	Class A
Trading Symbol	IGNAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Natural Resources Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class A	$ 71	1.38%
*	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.38%	[1]
Net Assets	$ 190,848,085
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 711,917
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 190,848,085
Total number of portfolio holdings	39
Total advisory fees paid	$ 711,917
Portfolio turnover rate	16%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with e ach catego
ry representing a percentage of the total net assets of the Fund.
Sector allocation
Oil & Gas Exploration & Production	15.51%
Gold	15.08%
Diversified Metals & Mining	11.72%
Fertilizers & Agricultural Chemicals	8.57%
Integrated Oil & Gas	7.45%
Construction Materials	4.65%
Oil & Gas Equipment & Services	4.00%
Forest Products	3.94%
Aluminum	3.62%
Copper	3.22%

Top 10 eq
uit
y holdings
Newmont	7.66%
Shell	5.73%
CF Industries Holdings	5.55%
Anglo American	5.18%
CRH	4.65%
Schlumberger	4.00%
Wheaton Precious Metals	3.90%
Hudbay Minerals	3.65%
Alcoa	3.62%
Endeavour Mining	3.52%

Largest Holdings [Text Block]
Top 10 eq
uit
y holdings
Newmont	7.66%
Shell	5.73%
CF Industries Holdings	5.55%
Anglo American	5.18%
CRH	4.65%
Schlumberger	4.00%
Wheaton Precious Metals	3.90%
Hudbay Minerals	3.65%
Alcoa	3.62%
Endeavour Mining	3.52%

Delaware Ivy Systematic Emerging Markets Equity Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Delaware Ivy Systematic Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	IMEGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Ivy Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class R6	$ 34	0.65%
*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 736,764,288
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 1,816,672
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 736,764,288
Total number of portfolio holdings	99
Total advisory fees paid	$ 1,816,672
Portfolio turnover rate	17%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	32.46%
India	22.86%
Taiwan	18.48%
South Korea	8.73%
Indonesia	5.05%
Brazil	4.86%
South Africa	2.71%
Türkiye	2.63%
Mexico	2.19%
Saudi Arabia	0.15%

Sector allocation
Information Technology	28.51%
Financials	21.33%
Consumer Discretionary	15.96%
Communication Services	10.67%
Energy	9.07%
Industrials	5.54%
Consumer Staples	4.96%
Healthcare	1.83%
Materials	1.58%
Utilities	0.57%
Real Estate	0.10%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.71%
Tencent Holdings	5.42%
Samsung Electronics	4.52%
ICICI Bank	4.01%
Infosys	2.94%
NetEase	2.89%
Tata Consultancy Services	2.70%
Hero MotoCorp	2.62%
Alibaba Group Holding	2.56%
Bank Central Asia	2.47%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	9.71%
Tencent Holdings	5.42%
Samsung Electronics	4.52%
ICICI Bank	4.01%
Infosys	2.94%
NetEase	2.89%
Tata Consultancy Services	2.70%
Hero MotoCorp	2.62%
Alibaba Group Holding	2.56%
Bank Central Asia	2.47%

Delaware Climate Solutions Fund - Class I
Shareholder Report [Line Items]
Fund Name	Delaware Climate Solutions Fund
Class Name	Class I
Trading Symbol	IVEIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Delaware Climate Solutions Fund (Fund) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523-1918 , weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class I	$ 52	0.99%
*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%	[1]
Net Assets	$ 132,150,208
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 373,341
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund statistics (as of September 30, 2024)
Fund net assets	$ 132,150,208
Total number of portfolio holdings	31
Total advisory fees paid	$ 373,341
Portfolio turnover rate	4%

Holdings [Text Block]
Fund holdings
(as of September 30, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Utilities	35.48%
Industrials	22.54%
Materials	17.89%
Energy	12.45%
Information Technology	4.23%
Real Estate	3.89%
Consumer Staples	3.04%

Top 10 equity holdings
First Solar	4.23%
Cummins	4.22%
Alcoa	4.15%
Kingspan Group	4.11%
Anglo American	4.09%
Schneider Electric	4.09%
Waste Management	3.99%
Weyerhaeuser	3.89%
Ameren	3.78%
CMS Energy	3.78%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
First Solar	4.23%
Cummins	4.22%
Alcoa	4.15%
Kingspan Group	4.11%
Anglo American	4.09%
Schneider Electric	4.09%
Waste Management	3.99%
Weyerhaeuser	3.89%
Ameren	3.78%
CMS Energy	3.78%

[1]	Annualized